UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0507 461521.1.0
1.756671.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,027.10	$ .05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.88	$ .05

* Expenses are equal to the Fund's annualized expense ratio of .0100%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	60.8	61.6	66.2
31 - 90	22.3	22.0	22.0
91 - 180	5.4	9.9	5.4
181 - 397	11.5	6.5	6.4
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Fidelity Money Market Central Fund	60 Days	50 Days	44 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Corporate Bonds 0.0%	Corporate Bonds 1.5%
Commercial Paper 11.8%	Commercial Paper 14.0%
Bank CDs, BAs, TDs, and Notes 73.0%	Bank CDs, BAs, TDs, and Notes 62.9%
Government Securities 0.0%	Government Securities 2.1%
Repurchase Agreements 14.4%	Repurchase Agreements 19.2%
Other Investments 1.8%	Other Investments 0.7%
Net Other Assets** (1.0)%	Net Other Assets** (0.4)%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 28.3%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.1%
Countrywide Bank, Alexandria Virginia
4/16/07	5.35% (d)	$ 800,000	$ 799,970

London Branch, Eurodollar, Foreign Banks - 5.6%
Credit Agricole SA
4/18/07	5.36	5,000,000	5,000,000
Credit Industriel et Commercial
4/10/07 to 7/30/07	5.25 to 5.37	18,000,000	18,000,000
Landesbank Hessen-Thuringen
7/23/07	5.36	5,000,000	5,000,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	10,000,000	10,000,000
			38,000,000
New York Branch, Yankee Dollar, Foreign Banks - 22.6%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	4,000,000	4,000,000
Barclays Bank PLC
4/16/08	5.35	6,000,000	6,000,000
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	14,000,000	14,000,000
Canadian Imperial Bank of Commerce
4/16/07	5.41 (d)	9,000,000	9,000,000
Credit Suisse First Boston
4/23/07 to 6/15/07	5.32 to 5.34 (d)	23,000,000	23,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	10,000,000	10,000,000
Deutsche Bank AG
6/4/07 to 11/21/07	5.40 to 5.41 (d)	14,000,000	14,000,000
Fortis Banque SA
6/26/07	5.33	4,000,000	4,000,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	8,000,000	8,000,000
Landesbank Baden-Wuert
4/13/07	5.35	3,000,000	3,000,005
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
4/16/07 to 5/14/07	5.32 to 5.34%	$ 3,000,000	$ 3,000,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.40 to 5.45	25,000,000	25,000,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.42 (c)	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
4/18/07	5.38	1,200,000	1,200,000
UniCredito Italiano Spa, New York
4/30/07	5.32 (d)	15,000,000	14,997,870
			154,197,875
TOTAL CERTIFICATES OF DEPOSIT			192,997,845
Commercial Paper - 11.8%

American Wtr. Cap. Corp.
4/20/07 to 5/17/07	5.42 to 5.45 (b)	2,249,000	2,238,037
Apache Corp.
4/30/07	5.37 (b)	1,000,000	995,698
Bavaria TRR Corp.
4/12/07	5.32	1,000,000	998,381
Beta Finance, Inc.
4/23/07	5.37 (b)	8,000,000	7,974,431
Burlington Northern Santa Fe Corp.
4/30/07 to 5/17/07	5.38 (b)	2,000,000	1,988,929
Capital One Multi-Asset Execution Trust
5/3/07	5.32	1,000,000	995,333
ConocoPhillips Qatar Funding Ltd.
4/13/07 to 6/20/07	5.37 to 5.43 (b)	2,000,000	1,986,459
Countrywide Financial Corp.
4/12/07 to 6/21/07	5.33 to 5.37	5,500,000	5,467,374
CVS Corp.
4/4/07	5.38	500,000	499,776
DaimlerChrysler NA Holding Corp.
4/4/07 to 5/11/07	5.38 to 5.44	3,500,000	3,486,915
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Davis Square Funding V Corp.
4/4/07	5.31%	$ 5,000,000	$ 4,997,796
Devon Energy Corp.
4/12/07 to 8/16/07	5.34 to 5.44	3,000,000	2,961,493
Dominion Resources, Inc.
4/26/07	5.35	1,000,000	996,302
Fortune Brands, Inc.
4/9/07 to 5/11/07	5.37 to 5.39	1,750,000	1,744,608
Giro Funding US Corp.
5/3/07	5.34	1,000,000	995,316
Grampian Funding LLC
7/9/07	5.34	10,000,000	9,856,450
Harrier Finance Funding LLC
6/14/07	5.33 (b)	3,000,000	2,967,748
Hypo Real Estate Bank International AG
4/5/07 to 4/12/07	5.37	2,000,000	1,997,792
Kellogg Co.
4/18/07	5.36	500,000	498,742
Liberty Harbour II CDO Ltd./LLC
5/25/07	5.35 (b)	5,000,000	4,960,400
Michigan Gen. Oblig.
10/4/07	5.41	1,600,000	1,600,000
Motown Notes Program
5/7/07 to 6/12/07	5.35 to 5.37	2,000,000	1,984,150
Nissan Motor Acceptance Corp.
5/2/07 to 6/20/07	5.37	500,000	495,910
Rockies Express Pipeline LLC
4/13/07 to 6/22/07	5.43 to 5.44 (b)	3,000,000	2,980,505
Textron Financial Corp.
4/19/07	5.34	1,000,000	997,340
The Walt Disney Co.
4/23/07	5.35	1,000,000	996,767
Time Warner Cable, Inc.
4/10/07 to 5/7/07	5.38 to 5.40	4,140,000	4,126,029
Time Warner, Inc.
4/17/07 to 5/3/07	5.38 (b)	1,250,000	1,244,668
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
4/10/07	5.35%	$ 2,000,000	$ 1,997,398
Virginia Electric & Power Co.
4/2/07 to 4/26/07	5.35 to 5.37	2,000,000	1,996,588
Weatherford International Ltd.
4/3/07 to 4/27/07	5.35 (b)	1,500,000	1,496,003
Whirlpool Corp.
5/31/07	5.38	500,000	495,575
Wisconsin Energy Corp.
5/18/07	5.36	250,000	248,267
Xcel Energy, Inc.
4/13/07	5.56	1,000,000	998,197
TOTAL COMMERCIAL PAPER			80,265,377
Master Notes - 3.9%

Asset Funding Co. III LLC
4/5/07	5.38 to 5.39 (d)(g)	10,000,000	10,000,000
Bear Stearns & Co., Inc.
9/26/07	5.38 (d)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
5/30/07	5.41 (d)(g)	7,000,000	7,000,000
Lehman Brothers Holdings, Inc.
4/11/07 to 7/30/07	5.43 to 5.59 (d)(g)	3,000,000	3,000,000
Lehman Commercial Paper, Inc.
4/3/07	5.46 (c)(d)(g)	3,000,000	3,000,000
TOTAL MASTER NOTES			27,000,000
Medium-Term Notes - 38.6%

AIG Matched Funding Corp.
5/15/07	5.35 (d)	10,000,000	10,000,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(d)	9,000,000	9,000,000
Allstate Life Global Funding II
4/27/07	5.33 (b)(d)	1,000,000	1,000,000
ASIF Global Financing XXX
4/23/07	5.34 (b)(d)	9,000,000	9,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Bank of New York Co., Inc.
4/27/07	5.38% (b)(d)	$ 5,000,000	$ 5,000,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (d)	10,000,000	10,000,000
BellSouth Corp.
4/26/07	5.34 (b)	5,000,000	4,996,053
BMW U.S. Capital LLC
4/16/07	5.32 (d)	1,000,000	1,000,000
Caixa Catalunya
6/7/07	5.34 (d)	3,000,000	3,000,000
Caja Madrid SA
4/19/07	5.36 (d)	3,000,000	3,000,000
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (d)	2,000,000	2,000,000
ConocoPhillips
4/11/07	5.36 (d)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
4/15/07 to 4/23/07	5.33 (d)	2,000,000	1,999,915
Countrywide Financial Corp.
4/11/07	5.52 (d)	250,000	250,008
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.46 (b)(d)	6,000,000	5,999,594
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.41 (b)	2,000,000	2,000,000
General Electric Capital Corp.
4/10/07 to 4/17/07	5.36 to 5.45 (d)	32,500,000	32,501,885
Genworth Life Insurance Co.
4/2/07	5.40 (d)(g)	5,000,000	5,000,000
Harrier Finance Funding LLC
4/11/07 to 6/20/07	5.31 to 5.33 (b)(d)	2,000,000	1,999,763
HBOS Treasury Services PLC
6/25/07	5.42 (d)	5,000,000	5,000,000
HSBC Finance Corp.
4/24/07	5.37 (d)	3,000,000	3,000,000
HSH Nordbank AG
4/23/07	5.33 to 5.35 (b)(d)	8,000,000	7,999,995
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
ING USA Annuity & Life Insurance Co.
6/25/07	5.44% (d)(g)	$ 2,000,000	$ 2,000,000
K2 (USA) LLC
6/11/07	5.30 (b)(d)	2,000,000	1,999,912
Merrill Lynch & Co., Inc.
4/11/07 to 4/16/07	5.33 to 5.57 (d)	11,000,000	11,004,440
Metropolitan Life Global Funding I
4/9/07	5.36 (b)(d)	2,626,000	2,626,000
Morgan Stanley
4/2/07 to 6/7/07	5.36 to 5.47 (d)	25,997,000	25,998,341
Nordea Bank AB
4/2/07	5.26 (d)	5,000,000	4,999,507
Pacific Life Global Funding
4/5/07	5.37 (b)(d)	2,000,000	2,000,652
RACERS
4/23/07	5.34 (b)(d)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/07	5.51 (b)	1,025,000	1,022,621
Security Life of Denver Insurance Co.
5/29/07	5.45 (d)(g)	1,000,000	1,000,000
Sigma Finance, Inc.
4/16/07 to 6/11/07	5.30 to 5.32 (b)(d)	6,000,000	5,999,836
Skandinaviska Enskilda Banken AB
4/10/07 to 6/8/07	5.27 to 5.32 (d)	11,000,000	10,999,484
SLM Corp.
4/16/07	5.33 (b)(d)	1,000,000	1,000,000
UniCredito Italiano Bank (Ireland) PLC
4/16/07	5.33 (b)(d)	6,500,000	6,499,996
4/30/07	5.29 (d)	5,000,000	4,999,756
UniCredito Italiano Spa, New York
5/20/07	5.33 (d)	6,000,000	5,999,245
Verizon Communications, Inc.
6/15/07	5.35 (d)	4,000,000	4,000,000
Vodafone Group PLC
6/29/07	5.41 (d)	2,000,000	1,999,990
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Washington Mutual Bank
5/29/07 to 6/26/07	5.34 to 5.35% (d)	$ 8,000,000	$ 7,999,999
Washington Mutual Bank FA
4/20/07	5.30 (d)	500,000	499,996
4/30/07	5.34 (b)(d)	8,000,000	8,000,000
Wells Fargo & Co.
4/16/07	5.33 (d)	10,000,000	10,000,000
WestLB AG
4/10/07 to 6/29/07	5.38 to 5.40 (b)(d)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			263,396,988
Short-Term Notes - 0.7%

New York Life Insurance Co.
4/1/07	5.44 (d)(g)	5,000,000	5,000,000
Asset-Backed Securities - 1.8%

Aardvark ABS CDO
2/6/08	5.40 (b)(d)	3,000,000	3,000,000
Master Funding Trust I
4/25/07 to 9/25/07	5.35 (d)	5,000,000	5,000,000
PASA Funding 2007 Ltd.
4/7/08	5.34 (b)(d)	4,000,000	4,000,000
TOTAL ASSET-BACKED SECURITIES			12,000,000
Municipal Securities - 1.5%

Connecticut Hsg. Fin. Auth. Series F2, VRDN
4/6/07	5.32 (d)	7,580,000	7,580,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PA 1376R
4/6/07	3.64 (d)(e)	2,000,000	2,000,000
Texas Red River Ed. Fin. Corp. Ed. Rev. VRDN
4/6/07	3.63	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES			10,580,000
Repurchase Agreements - 14.4%
	Maturity Amount	Value
In a joint trading account at 5.41% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 475,214	$ 475,000
With:
Citigroup Global Markets, Inc. At 5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Commercial Paper Obligations valued at $26,520,001, 0%, 4/5/07 - 6/29/07)	26,011,890	26,000,000
Deutsche Bank Securities, Inc. At:
5.35%, dated:
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $3,150,000, 5.45%, 1/15/27)	3,040,571	3,000,000
3/2/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $3,060,000, 6.52%, 8/27/36)	3,013,821	3,000,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Mortgage Loan Obligations valued at $2,100,000, 5.68%, 4/25/36)	2,026,850	2,000,000
2/12/07 due 5/14/07 (Collateralized by Mortgage Loan Obligations valued at $4,200,000, 5.5%, 5/25/35)	4,054,297	4,000,000
2/13/07 due 5/15/07 (Collateralized by Corporate Obligations valued at $4,080,000, 4.75%, 4/1/14)	4,054,297	4,000,000
Goldman Sachs & Co. At 5.54%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $7,350,000, 6%, 9/1/14) (d)(f)	7,099,060	7,000,000
J.P. Morgan Securities, Inc. At:
5.51%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $29,402,950, 6%, 11/25/36)	28,012,851	28,000,000
5.54%, dated 3/22/07 due 5/10/07 (Collateralized by Corporate Obligations valued at $5,269,474, 5.4% - 8.6%, 6/26/11 - 3/29/17) (d)(f)	5,037,686	5,000,000
Lehman Brothers, Inc. At:
5.33%, dated:
3/15/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $2,043,838, 0% - 7%, 4/25/34 - 10/28/46)	2,013,621	2,000,000
3/20/07 due 4/27/07 (Collateralized by Mortgage Loan Obligations valued at $2,100,040, 0.23%, 2/15/41)	2,011,252	2,000,000
5.37%, dated 3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $1,052,318, 5.69% - 7%, 12/25/33 - 8/28/35)	1,006,862	1,000,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $2,104,158, 5.1% - 7.1%, 9/15/12 - 11/15/24) (d)(f)	2,054,600	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At 5.55%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $4,214,667, 10%, 11/2/28) (d)(f)	$ 4,055,475	$ 4,000,000
Morgan Stanley & Co. At 5.36%, dated 3/22/07 due 5/10/07 (Collateralized by Mortgage Loan Obligations valued at $5,318,540, 0.17% - 0.36%, 3/15/35 - 8/15/36)	5,036,478	5,000,000
TOTAL REPURCHASE AGREEMENTS		98,475,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $689,715,210)		689,715,210
NET OTHER ASSETS - (1.0)%		(7,083,620)
NET ASSETS - 100%		$ 682,631,590
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,977,300 or 18.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,000,000 or 5.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 4/5/07	11/7/06	$ 5,000,000
5.39%, 4/5/07	8/29/06	$ 5,000,000
Genworth Life Insurance Co. 5.4%, 4/2/07	7/31/06	$ 5,000,000
Goldman Sachs Group, Inc. 5.41%, 5/30/07	8/26/04	$ 7,000,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/25/07	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 4/11/07	1/10/07	$ 2,000,000
5.59%, 7/30/07	12/11/06	$ 1,000,000
Lehman Commercial Paper, Inc. 5.46%, 4/3/07	3/29/07	$ 3,000,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.45%, 5/29/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$475,000 due 4/02/07 at 5.41%
Bank of America, NA	$ 120,307
Barclays Capital, Inc.	120,307
Bear Stearns & Co., Inc.	120,308
Greenwich Capital Markets, Inc.	20,051
HSBC Securities (USA), Inc.	40,102
UBS Securities LLC	53,925
$ 475,000
Income Tax Information

At September 30, 2006, the fund had a capital loss carryforward of approximately $137,760 of which $10,044, $7,239, $17,632 and $102,845 will expire on September 30, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $98,475,000) - See accompanying schedule: Unaffiliated issuers (cost $689,715,210)		$ 689,715,210
Cash		54,936
Interest receivable		5,039,532
Prepaid expenses		232
Total assets		694,809,910

Liabilities
Payable for investments purchased Regular delivery	$ 1,001,772
Delayed delivery	8,000,000
Distributions payable	3,153,398
Other payables and accrued expenses	23,150
Total liabilities		12,178,320

Net Assets		$ 682,631,590
Net Assets consist of:
Paid in capital		$ 682,764,215
Undistributed net investment income		19,020
Accumulated undistributed net realized gain (loss) on investments		(151,645)
Net Assets, for 682,758,973 shares outstanding		$ 682,631,590
Net Asset Value, offering price and redemption price per share ($682,631,590 ÷ 682,758,973 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Interest (including $16,708 from affiliated interfund lending)		$ 20,383,236

Expenses
Custodian fees and expenses	$ 9,786
Independent trustees' compensation	1,267
Audit	20,223
Legal	1,873
Insurance	4,559
Miscellaneous	43
Total expenses before reductions	37,751
Expense reductions	(1,817)	35,934
Net investment income		20,347,302
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,438
Net increase in net assets resulting from operations		$ 20,368,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,347,302	$ 41,031,408
Net realized gain (loss)	21,438	4,112
Net increase in net assets resulting from operations	20,368,740	41,035,520
Distributions to shareholders from net investment income	(20,349,526)	(41,033,927)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	50,000,000
Reinvestment of distributions	1,777,944	8,082,185
Cost of shares redeemed	(178,633,737)	(20,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(176,855,793)	38,082,185
Total increase (decrease) in net assets	(176,836,579)	38,083,778

Net Assets
Beginning of period	859,468,169	821,384,391
End of period (including undistributed net investment income of $19,020 and undistributed net investment income of $21,244, respectively)	$ 682,631,590	$ 859,468,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.048	.028	.013	.014	.022
Distributions from net investment income	(.027)	(.048)	(.028)	(.013)	(.014)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.71%	4.86%	2.80%	1.27%	1.43%	2.24%
Ratios to Average Net Assets D
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income	5.38% A	4.76%	2.77%	1.27%	1.42%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,632	$ 859,468	$ 821,384	$ 817,994	$ 816,443	$ 765,618

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 689,715,210

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,551,000	5.41%

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,817.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-SANN-0507 461660.1.0
1.771938.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,024.80	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.91	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0036%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of March 31, 2007*	As of September 30, 2006**
U.S. Government and U.S. Government Agency Obligations 7.8%	U.S. Government and U.S. Government Agency Obligations 7.4%
AAA 29.0%	AAA 22.5%
AA 16.6%	AA 11.9%
A 10.9%	A 10.6%
BBB 17.6%	BBB 16.5%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 3.0%	Not Rated 3.3%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 27.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2007
6 months ago
Years	1.9	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2007
6 months ago
Years	0.2	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2007*		As of September 30, 2006**
	Corporate Bonds 14.8%		Corporate Bonds 10.4%
	U.S. Government and U.S. Government Agency Obligations 7.8%		U.S. Government and U.S. Government Agency Obligations 7.4%
	Asset-Backed Securities 39.7%		Asset-Backed Securities 36.5%
	CMOs and Other Mortgage Related Securities 23.2%		CMOs and Other Mortgage Related Securities 17.9%
	Short-Term Investments and Net Other Assets 14.5%		Short-Term Investments and Net Other Assets 27.8%
* Foreign investments	15.4%	** Foreign investments	14.5%
* Futures and Swaps	9.3%	** Futures and Swaps	2.8%

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.69% 3/13/09 (e)	$ 46,315,000	$ 46,395,681
5.77% 3/13/09 (e)	9,650,000	9,679,346
5.82% 9/10/07 (e)	16,665,000	16,690,514
5.89% 10/31/08 (e)	20,000,000	20,103,120
		92,868,661
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	23,650,000	23,656,267
Continental Cablevision, Inc. 9% 9/1/08	17,600,000	18,471,570
Cox Communications, Inc.:
(Reg. S) 5.905% 12/14/07 (e)	16,340,000	16,389,265
5.61% 8/15/07 (a)(e)	51,000,000	51,006,630
Time Warner, Inc.:
5.59% 11/13/09 (e)	20,000,000	20,031,120
8.18% 8/15/07	19,416,000	19,581,288
Viacom, Inc. 5.7% 6/16/09 (e)	20,000,000	20,054,940
		169,191,080
Multiline Retail - 0.3%
The May Department Stores Co. 7.9% 10/15/07	39,628,000	40,049,365
TOTAL CONSUMER DISCRETIONARY		302,109,106
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Safeway, Inc.:
4.8% 7/16/07	3,810,000	3,800,414
7% 9/15/07	17,002,000	17,117,716
		20,918,130
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,190,000	6,184,454
Transocean, Inc. 5.5475% 9/5/08 (e)	22,600,000	22,623,956
		28,808,410
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	7,850,000	7,674,348
5.7549% 9/15/09 (e)	21,000,000	21,044,667
6.625% 10/15/07	7,070,000	7,117,496
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 4% 10/15/07	$ 12,585,000	$ 12,493,268
Kinder Morgan Energy Partners LP 5.35% 8/15/07	10,180,000	10,171,999
Ocean Energy, Inc. 4.375% 10/1/07	28,560,000	28,406,119
Premcor Refining Group, Inc. 9.5% 2/1/13	17,100,000	18,510,750
		105,418,647
TOTAL ENERGY		134,227,057
FINANCIALS - 7.8%
Capital Markets - 1.6%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (e)	12,240,000	12,190,869
Credit Suisse USA, Inc. 5.44% 11/20/09 (e)	20,000,000	20,021,680
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)(e)	12,220,000	12,364,489
Lehman Brothers Holdings, Inc. 5.46% 11/16/09 (e)	25,000,000	24,987,200
Merrill Lynch & Co., Inc. 5.45% 8/14/09 (e)	19,465,000	19,462,080
Morgan Stanley 5.61% 1/18/11 (e)	33,100,000	33,187,185
Royal Bank of Scotland PLC:
5.66% 7/24/14 (e)	42,690,000	42,860,760
5.76% 7/6/12 (e)	11,800,000	11,806,431
VTB Capital SA 5.96% 8/1/08 (a)(e)	35,000,000	35,017,500
		211,898,194
Commercial Banks - 2.5%
Australia & New Zealand Banking Group Ltd. 5.91% 2/4/13 (e)	40,000,000	40,147,320
Bank of Scotland 5.86% 11/22/12 (e)	70,000,000	70,194,600
Barclays Bank PLC:
5.56% 5/25/15 (e)	13,260,000	13,271,324
5.76% 4/10/12 (e)	52,000,000	52,001,040
HBOS plc 5.635% 2/6/14 (e)	18,140,000	18,188,996
HSBC Holdings PLC 5.56% 10/6/16 (e)	7,800,000	7,806,139
ING Bank NV 5.61% 10/14/14 (e)	7,200,000	7,223,040
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (e)	6,250,000	6,173,638
PNC Funding Corp. 5.5% 1/31/12 (e)	39,900,000	39,921,706
Santander Issuances SA Unipersonal 5.71% 6/20/16 (a)(e)	19,500,000	19,516,673
Santander US Debt SA Unipersonal 5.42% 10/21/08 (a)(e)	15,000,000	15,008,850
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.7% 1/13/17 (a)(e)	$ 20,000,000	$ 20,060,000
Wachovia Corp. 5.41% 12/1/09 (e)	20,000,000	20,012,360
		329,525,686
Consumer Finance - 0.9%
Capital One Financial Corp. 5.62% 9/10/09 (e)	21,510,000	21,563,001
General Electric Capital Corp. 5.42% 5/10/10 (e)	47,155,000	47,149,954
MBNA Capital I 8.278% 12/1/26	6,295,000	6,590,173
MBNA Europe Funding PLC 5.43% 9/7/07 (a)(e)	19,925,000	19,933,767
SLM Corp. 5.52% 7/26/10 (e)	20,330,000	20,309,629
		115,546,524
Diversified Financial Services - 0.3%
BTM Curacao Holding NV 5.6756% 12/19/16 (a)(e)	25,000,000	24,913,150
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	17,745,000	17,705,411
		42,618,561
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(e)	28,880,000	28,879,682
Real Estate Investment Trusts - 1.1%
Archstone-Smith Trust 5% 8/15/07	20,020,000	19,994,835
Colonial Properties Trust 7% 7/14/07	9,619,000	9,659,592
iStar Financial, Inc.:
5.69% 3/9/10 (e)	28,000,000	28,011,620
5.9% 3/16/09 (e)	24,395,000	24,545,102
Reckson Operating Partnership LP 6% 6/15/07	10,530,000	10,539,245
Simon Property Group LP 6.375% 11/15/07	21,807,000	21,926,982
Vornado Realty Trust 5.625% 6/15/07	24,292,000	24,282,137
		138,959,513
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	8,295,000	8,352,667
Realogy Corp. 6.06% 10/20/09 (a)(e)	22,590,000	22,612,409
		30,965,076
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.52% 4/11/07 (e)	11,025,000	11,025,022
Residential Capital Corp.:
6.4603% 4/17/09 (e)	12,095,000	12,050,031
6.725% 6/29/07 (e)	30,155,000	30,188,713
7.19% 4/17/09 (a)(e)	25,811,000	25,681,945
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.45% 5/1/09 (e)	$ 29,600,000	$ 29,607,104
Washington Mutual, Inc. 5.5% 8/24/09 (e)	21,500,000	21,499,635
		130,052,450
TOTAL FINANCIALS		1,028,445,686
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.375% 8/15/07	8,175,000	8,114,031
5.4281% 3/2/09 (e)	15,450,000	15,446,786
		23,560,817
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Raytheon Co. 6.75% 8/15/07	8,788,000	8,825,604
Air Freight & Logistics - 0.0%
FedEx Corp. 2.65% 4/1/07	5,825,000	5,825,000
Airlines - 0.0%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	6,105,000
Building Products - 0.1%
Masco Corp. 5.64% 3/12/10 (e)	18,370,000	18,367,300
Road & Rail - 0.2%
CSX Corp. 7.45% 5/1/07	17,960,000	17,982,414
Union Pacific Corp. 5.75% 10/15/07	2,820,000	2,824,461
		20,806,875
TOTAL INDUSTRIALS		59,929,779
MATERIALS - 0.1%
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc. 7.125% 6/15/07	8,865,000	8,895,699
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 5.45% 5/15/08 (e)	25,000,000	25,016,750
BellSouth Corp. 5.46% 8/15/08 (e)	17,500,000	17,509,100
British Telecommunications PLC 7% 5/23/07	8,820,000	8,832,807
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 5.53% 3/23/09 (e)	$ 11,500,000	$ 11,521,724
SBC Communications, Inc. 4.214% 6/5/07 (a)	2,395,000	2,394,737
Telecom Italia Capital SA 5.97% 7/18/11 (e)	34,640,000	34,815,937
Telefonica Emisiones SAU 5.65% 6/19/09 (e)	49,675,000	49,842,057
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,113,792
TELUS Corp. yankee 7.5% 6/1/07	44,121,000	44,260,731
		204,307,635
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 5.4479% 6/27/08 (a)(e)	18,494,000	18,494,000
Vodafone Group PLC 5.41% 6/29/07 (e)	21,595,000	21,596,360
		40,090,360
TOTAL TELECOMMUNICATION SERVICES		244,397,995
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 4.709% 8/16/07	770,000	767,739
CalEnergy Generation 7.63% 10/15/07	9,080,000	9,173,924
Commonwealth Edison Co. 3.7% 2/1/08	26,070,000	25,589,009
Niagara Mohawk Power Corp. 8.875% 5/15/07	7,495,000	7,522,469
TXU Electric Delivery Co. 5.7299% 9/16/08 (a)(e)	18,205,000	18,202,269
		61,255,410
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (e)	8,055,000	8,063,039
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	18,720,000	18,720,000
Multi-Utilities - 0.2%
Dominion Resources, Inc. 5.65% 9/28/07 (e)	18,765,000	18,772,056
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	3,785,000	3,768,781
Sempra Energy:
4.621% 5/17/07	5,275,000	5,269,176
4.75% 5/15/09	5,500,000	5,454,224
		33,264,237
TOTAL UTILITIES		121,302,686
TOTAL NONCONVERTIBLE BONDS (Cost $1,943,305,059)		1,943,786,955
U.S. Government Agency Obligations - 2.1%
	Principal Amount	Value
Fannie Mae:
0% 5/30/07 (d)	$ 30,000,000	$ 29,752,530
0% 1/15/08 (c)	250,000,000	240,219,979
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $269,681,958)		269,972,509
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 0.8%
3.245% 9/1/33 (e)	8,421,917	8,288,989
3.7% 7/1/33 (e)	7,547,187	7,466,066
3.993% 5/1/34 (e)	9,617,774	9,537,230
4.244% 3/1/34 (e)	9,410,491	9,340,133
4.304% 6/1/34 (e)	23,292,164	23,125,078
4.5% 7/1/20	8,786	8,517
4.913% 7/1/35 (e)	9,681,565	9,689,170
5.21% 5/1/36 (e)	4,431,906	4,452,544
5.27% 4/1/36 (e)	11,993,214	12,051,111
5.302% 8/1/36 (e)	11,958,647	12,030,823
5.571% 10/1/35 (e)	4,911,923	4,955,538
TOTAL FANNIE MAE		100,945,199
Freddie Mac - 0.5%
3.381% 7/1/33 (e)	18,825,749	18,541,433
4.045% 4/1/34 (e)	15,146,656	14,924,053
4.925% 10/1/36 (e)	32,430,855	32,435,930
TOTAL FREDDIE MAC		65,901,416
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $166,311,738)		166,846,615
Asset-Backed Securities - 39.7%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (e)	9,810,211	9,830,556
Series 2004-4 Class A2D, 5.67% 1/25/35 (e)	945,665	947,753
Series 2005-1 Class M1, 5.79% 4/25/35 (e)	11,280,000	11,282,535
Series 2007-1:
Class A3, 5.45% 2/25/37 (e)	14,000,000	13,974,652
Class M1, 5.54% 2/25/37 (e)	3,780,000	3,767,292
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1 Class M1, 6.295% 6/25/32 (e)	$ 1,653,413	$ 1,669,130
Series 2002-HE2 Class M1, 6.595% 8/25/32 (e)	18,631,213	18,642,995
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (e)	657,947	659,831
Class M2, 7.07% 6/25/33 (e)	856,000	863,681
Series 2003-NC1 Class M1, 6.1% 7/25/33 (e)	1,600,000	1,606,514
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (e)	2,077,793	2,081,153
Class M2, 6.42% 2/25/34 (e)	2,475,000	2,484,622
Series 2004-OP1 Class M1, 5.84% 4/25/34 (e)	4,275,940	4,275,924
Series 2005-HE1 Class M1, 5.8% 2/25/35 (e)	5,600,000	5,598,458
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (e)	1,803,000	1,801,380
Class M3, 5.8% 4/25/35 (e)	1,040,000	1,040,026
Class M4, 5.96% 4/25/35 (e)	1,340,000	1,337,644
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (e)	3,171,170	3,172,057
Series 2005-HE7 Class A2B, 5.5% 11/25/35 (e)	25,000,000	25,006,385
Series 2005-SD1 Class A1, 5.72% 11/25/50 (e)	801,448	802,002
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (e)	8,845,000	8,844,958
Class M1, 5.62% 5/25/36 (e)	8,138,000	8,104,011
Class M2, 5.64% 5/25/36 (e)	2,695,000	2,682,687
Class M3, 5.66% 5/25/36 (e)	2,130,000	2,114,911
Class M4, 5.72% 5/25/36 (e)	1,800,000	1,780,437
Class M5, 5.76% 5/25/36 (e)	2,617,000	2,581,454
Series 2006-NC2:
Class M7, 6.07% 7/25/36 (e)	4,902,000	4,378,099
Class M8, 6.17% 7/25/36 (e)	2,429,000	2,270,868
Class M9, 7.02% 7/25/36 (e)	1,605,000	1,368,664
Series 2006-OP1:
Class M2, 5.61% 4/25/36 (e)	10,119,000	10,064,591
Class M3, 5.63% 4/25/36 (e)	4,000,000	3,967,176
Class M4, 5.69% 4/25/36 (e)	1,000,000	979,809
Class M5, 5.71% 4/25/36 (e)	950,000	914,812
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-ASP6 Class M1, 5.56% 12/25/36 (e)	4,420,000	4,398,535
Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (e)	7,397,000	7,386,203
Class M1, 5.57% 8/25/36 (e)	10,300,000	10,252,282
Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (e)	9,000,000	8,983,273
Class M1, 5.58% 1/25/37 (e)	12,575,000	12,502,959
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (e)	$ 5,875,000	$ 5,939,862
Series 2006-C1 Class C1, 5.8% 10/20/14 (e)	12,805,000	12,804,963
Series 2007-B1 Class B, 5.57% 12/22/14 (e)	29,325,000	29,387,245
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(e)	8,800,000	8,798,477
ALG Student Loan Trust I Series 2006-1 Class A1, 5.37% 10/28/18 (a)(e)	13,000,000	13,003,900
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.77% 3/15/10 (e)	5,000,000	5,007,553
Series 2004-1 Class B, 5.57% 9/15/11 (e)	5,775,000	5,794,995
Series 2004-C Class C, 5.82% 2/15/12 (a)(e)	21,853,178	21,898,771
Series 2005-1 Class A, 5.35% 10/15/12 (e)	15,455,000	15,447,546
Series 2005-6 Class C, 5.57% 3/15/11 (a)(e)	22,320,000	22,340,758
Series 2007-3 Class C, 5.57% 10/15/12 (a)(e)	11,390,000	11,390,000
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (e)	1,155,486	1,155,573
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,406,892
Series 2006-BM Class A4, 5.4% 5/6/12 (e)	36,665,000	36,664,798
Series 2006-RM Class A1, 5.37% 10/6/09	19,420,000	19,429,415
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (e)	5,837,814	5,988,993
Series 2003-10 Class M1, 6.02% 12/25/33 (e)	1,835,000	1,849,695
Series 2003-6 Class M2, 7.17% 5/25/33 (e)	2,750,000	2,784,950
Series 2003-AR1 Class M1, 7.045% 1/25/33 (e)	70,787	70,839
Series 2004-R10 Class M1, 6.02% 11/25/34 (e)	4,665,000	4,677,114
Series 2004-R11 Class M1, 5.98% 11/25/34 (e)	4,430,000	4,439,714
Series 2004-R2:
Class M1, 5.75% 4/25/34 (e)	1,230,000	1,229,993
Class M2, 5.8% 4/25/34 (e)	950,000	949,995
Class M3, 5.87% 4/25/34 (e)	3,500,000	3,499,983
Series 2005-R1:
Class M1, 5.77% 3/25/35 (e)	5,710,000	5,700,658
Class M2, 5.8% 3/25/35 (e)	1,925,000	1,925,374
Series 2005-R2 Class M1, 5.77% 4/25/35 (e)	12,500,000	12,493,523
Series 2006-M3:
Class M7, 6.17% 10/25/36 (e)	6,660,000	6,360,300
Class M9, 7.32% 10/25/36 (e)	4,270,000	3,992,450
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.42% 1/25/32 (e)	413,829	414,242
Series 2002-BC3 Class A, 5.65% 6/25/32 (e)	1,186,195	1,188,711
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(e)	11,000,000	11,009,227
Asset-Backed Securities - continued
	Principal Amount	Value
ARG Funding Corp.: - continued
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(e)	$ 5,200,000	$ 5,205,258
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.12% 9/25/33 (e)	20,835,000	21,024,559
Series 2003-W7 Class A2, 5.71% 3/1/34 (e)	329,642	330,441
Series 2004-W11 Class M2, 6.02% 11/25/34 (e)	3,860,000	3,882,672
Series 2004-W5 Class M1, 5.92% 4/25/34 (e)	3,960,000	3,968,531
Series 2004-W7:
Class M1, 5.87% 5/25/34 (e)	4,085,000	4,098,721
Class M2, 5.92% 5/25/34 (e)	3,320,000	3,331,632
Series 2006-M1 Class M7, 6.32% 7/25/36 (e)	5,600,000	4,200,000
Series 2006-M2 Class M7, 6.22% 9/25/36 (e)	11,580,000	10,551,464
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (e)	10,675,000	10,658,311
Class M2, 5.64% 5/25/36 (e)	11,235,000	11,108,107
Class M3, 5.66% 5/25/36 (e)	8,990,000	8,815,226
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (e)	26,765,000	26,759,647
Asset Backed Funding Corp.:
Series 2006-OPT1 Class M4, 5.68% 9/25/36 (e)	13,256,000	13,094,106
Series 2006-OPT2:
Class C7, 5.47% 10/25/36 (e)	7,425,000	7,417,098
Class M1, 5.57% 10/25/36 (e)	7,345,000	7,308,982
Class M7, 6.1% 10/25/36 (e)	7,655,000	7,276,708
Asset Backed Securities Corp. Series 2006-HE6:
Class A4, 5.48% 11/25/36 (e)	18,676,000	18,651,757
Class M7, 6.12% 11/25/36 (e)	2,420,000	2,408,537
Class M9, 7.47% 11/25/36 (e)	6,465,000	5,493,776
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (e)	9,880,981	9,886,863
Series 2003-HE3 Class M1, 6.15% 6/15/33 (e)	2,185,000	2,186,769
Series 2003-HE6 Class M1, 5.97% 11/25/33 (e)	3,475,000	3,488,872
Series 2004-HE2 Class M1, 5.87% 4/25/34 (e)	6,060,000	6,073,314
Series 2004-HE3:
Class M1, 5.86% 6/25/34 (e)	1,450,000	1,454,869
Class M2, 6.44% 6/25/34 (e)	3,350,000	3,367,596
Series 2004-HE6 Class A2, 5.68% 6/25/34 (e)	3,881,686	3,887,675
Series 2005-HE1 Class M1, 5.82% 3/25/35 (e)	4,460,000	4,463,674
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (e)	8,250,000	8,256,626
Class M2, 5.82% 3/25/35 (e)	2,065,000	2,068,146
Series 2005-HE3 Class A4, 5.52% 4/25/35 (e)	2,673,831	2,674,281
Series 2005-HE6 Class A2B, 5.57% 7/25/35 (e)	8,273,927	8,283,931
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE8 Class M2, 5.77% 11/25/35 (e)	$ 2,105,000	$ 2,104,412
Series 2006-HE2 Class M3, 5.71% 3/25/36 (e)	3,984,000	3,961,538
Series 2006-HE4 Class M1, 5.63% 5/25/36 (e)	14,283,000	14,206,313
Series 2007-HE1:
Class A4, 5.46% 12/25/36 (e)	9,000,000	8,982,645
Class M1, 5.54% 12/25/36 (e)	8,250,000	8,220,756
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.32% 4/4/17 (a)(b)(e)	20,000,000	20,000,000
Bank of America Credit Card Master Trust Series 2006-C4 Class C4, 5.55% 11/15/11 (e)	46,575,000	46,604,109
Bank of America Credit Card Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (e)	56,710,000	56,745,444
Series 2006-HE7 Class B4, 5.4% 3/15/12 (e)	33,615,000	33,614,728
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (e)	20,655,000	20,657,650
Series 2002-C1 Class C1, 6.28% 12/15/09 (e)	7,980,000	7,982,635
Series 2003-C4 Class C4, 6.35% 2/15/11 (e)	14,910,000	15,057,118
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (e)	4,125,998	4,129,924
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (e)	2,732,548	2,734,195
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	3,434,383	3,434,728
Bear Stearns Asset Backed Securities, Inc.:
Series 2005-3 Class A1, 5.77% 9/25/35 (e)	1,801,345	1,801,335
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (e)	6,655,000	6,658,854
Class M2, 6.07% 2/25/35 (e)	2,430,000	2,425,729
BMW Floorplan Master Owner Trust Series 2006-1A Class A, 5.32% 9/17/11 (a)(e)	24,600,000	24,569,250
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.48% 11/25/36 (e)	6,785,000	6,772,772
Class M1, 5.56% 11/25/36 (e)	6,785,000	6,752,870
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3563% 12/26/24 (e)	24,982,616	24,982,616
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (e)	9,885,000	9,851,081
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (e)	5,725,000	5,748,440
Series 2006-1 Class A2B, 5.35% 9/15/08 (e)	11,518,226	11,518,514
Series 2006-2 Class A2A, 5.23% 2/15/09	21,995,000	21,979,850
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(e)	25,000,000	25,008,363
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (e)	$ 3,985,652	$ 3,986,089
Series 2004-B Class A4, 5.43% 8/15/11 (e)	14,857,495	14,861,668
Series 2006-B Class A2, 5.53% 4/15/09	16,146,276	16,153,821
Series 2006-C:
Class A2, 5.31% 7/15/09	18,365,000	18,363,994
Class A3B, 5.33% 7/15/11 (e)	14,690,000	14,689,910
Series 2007-A Class A2, 5.33% 5/17/10	15,590,000	15,602,156
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (e)	19,500,000	19,552,527
Series 2002-4A Class B, 5.82% 3/15/10 (e)	6,000,000	6,003,335
Capital One Multi-Asset Execution Trust:
Series 2003-C1 Class C1, 7.87% 3/15/11 (e)	15,500,000	15,902,954
Series 2003-C5 Class C5, 6.47% 10/17/11 (e)	6,000,000	6,091,554
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(e)	2,968,000	2,972,754
Class B, 6.07% 7/20/39 (a)(e)	1,550,000	1,562,291
Class C, 6.42% 7/20/39 (a)(e)	1,994,000	2,007,942
Carrington Mortgage Loan Trust:
Series 2005-FRE1 Class A2, 5.5% 12/25/35 (e)	8,839,277	8,840,412
Series 2006-FRE1:
Class M1, 5.62% 7/25/36 (e)	7,847,000	7,803,499
Class M7, 6.27% 7/25/36 (e)	3,308,000	3,199,105
Class M9, 7.22% 7/25/36 (e)	2,112,000	2,026,725
Series 2006-NC2:
Class M6, 5.76% 6/25/36 (e)	9,000,000	8,946,433
Class M7, 6.17% 6/25/36 (e)	2,500,000	2,419,059
Series 2006-RFC1:
Class M7, 6.18% 5/25/36 (e)	2,275,000	2,203,115
Class M8, 6.37% 5/25/36 (e)	1,485,000	1,424,679
Class M9, 7.19% 5/25/36 (e)	1,095,000	1,048,172
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (e)	12,398,000	12,375,076
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 6.865% 1/25/32 (e)	191,123	191,263
Series 2002-HE2 Class M1, 6.37% 1/25/33 (e)	7,008,778	7,011,306
Series 2003-HE1 Class M1, 6.67% 8/25/33 (e)	1,907,142	1,908,214
Series 2003-HE3 Class M1, 6.02% 11/25/33 (e)	1,971,336	1,976,837
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(e)	4,056,771	4,046,795
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (e)	16,400,000	16,571,378
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (e)	3,650,000	3,666,611
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2006-C3 Class C3, 5.55% 6/15/11 (e)	$ 28,945,000	$ 28,956,106
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,954,189
Series 2006-VT2:
Class A2, 5.19% 1/20/09	25,710,000	25,697,289
Class B, 5.24% 4/20/14	3,226,022	3,226,884
Class C, 5.29% 4/20/14	3,517,520	3,518,505
Class D, 5.46% 4/20/14	9,468,943	9,455,348
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6763% 6/25/09 (e)	9,010,000	9,016,915
Series 2003-C1 Class C1, 6.46% 4/7/10 (e)	17,785,000	17,955,930
Series 2006-C4 Class C4, 5.5391% 1/9/12 (e)	39,960,000	39,949,251
Series 2006-C6 Class C6, 5.65% 11/15/12 (e)	27,485,000	27,548,625
Citigroup Mortgage Loan Trust, Inc.:
Series 2003-HE4 Class A, 5.73% 12/25/33 (a)(e)	4,367,107	4,373,930
Series 2006-AMC1:
Class A2B, 5.48% 9/25/36 (e)	11,245,000	11,233,563
Class M7, 6.14% 9/25/36 (e)	4,445,000	4,288,811
Series 2006-NC2 Class A2B, 5.48% 9/25/36 (e)	27,500,000	27,463,263
Series 2006-WFH2 Class A2A, 5.47% 8/25/36 (e)	12,730,000	12,716,129
Series 2006-WFH3 Class M7, 5.47% 11/25/36 (e)	6,445,000	6,438,115
Series 2006-WFHE3, Class A3, 5.47% 10/25/36 (e)	16,085,000	16,063,967
Series 2007-AHL1 Class A2B, 5.46% 12/25/36 (e)	15,000,000	14,983,700
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	42,500,000	42,471,313
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.43% 6/15/11 (e)	18,000,000	18,010,611
Class B, 5.72% 6/15/11 (e)	2,280,000	2,283,781
Series 2006-1A:
Class A, 5.38% 7/15/12 (a)(e)	9,000,000	9,002,961
Class B, 5.6% 7/15/12 (a)(e)	9,000,000	9,005,637
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(e)	28,405,000	28,407,841
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	5,351,790	4,763,093
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (e)	587,364	587,395
Series 2003-BC1 Class M2, 6.8498% 9/25/32 (e)	2,258,332	2,260,395
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(e)	60,894	61,021
Series 2004-14 Class M1, 5.83% 6/25/35 (e)	13,520,000	13,556,588
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 5.82% 5/25/34 (e)	$ 7,650,000	$ 7,664,859
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (e)	91,760	91,857
Class M1, 5.82% 6/25/34 (e)	1,475,000	1,478,042
Class M4, 6.29% 4/25/34 (e)	4,000,000	4,008,016
Series 2004-4:
Class A, 5.69% 8/25/34 (e)	308,193	308,144
Class M2, 5.85% 6/25/34 (e)	6,885,000	6,898,700
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (e)	4,319,436	4,320,658
Class M1, 5.74% 8/25/35 (e)	3,525,000	3,520,878
Class MV1, 5.72% 7/25/35 (e)	3,135,000	3,131,880
Class MV2, 5.76% 7/25/35 (e)	3,765,000	3,763,142
Series 2005-AB1 Class A2, 5.53% 8/25/35 (e)	12,266,535	12,277,378
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (a)	4,060,379	4,001,378
Series 2006-B Class A2, 5.71% 6/15/16 (a)	4,843,626	4,850,437
Series 2006-C Class A2, 5.31% 3/15/10 (a)	16,954,964	16,959,659
Series 2006-D Class A2, 5.318% 8/15/10 (a)	19,389,997	19,389,997
Series 2007-A Class A1, 5.332% 3/17/08 (a)	14,505,000	14,505,000
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-6 Class M3, 7.27% 2/25/34 (e)	1,655,000	1,659,448
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.59% 5/25/36 (a)(e)	8,443,267	8,445,246
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	20,000,000	19,990,456
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (e)	8,155,000	8,190,063
Series 2005-1 Class B, 5.47% 9/16/10 (e)	12,750,000	12,774,304
Series 2005-3 Class B, 5.51% 5/15/11 (e)	18,000,000	18,046,879
Series 2006-1 Class B1, 5.47% 8/16/11 (e)	14,629,000	14,648,190
Series 2006-2 Class B1, 5.44% 1/17/12 (e)	18,000,000	18,048,785
Series 2007-1 Class B, 5.42% 8/15/12 (e)	20,000,000	19,999,826
Drive Auto Receivables Trust Series 2006-1 Class A2, 5.49% 8/17/09 (a)	3,675,650	3,676,592
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (a)	3,155,607	3,155,607
Series 2006-B Class A2, 5.32% 3/15/10 (a)	25,085,000	25,081,237
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 6.0993% 5/28/35 (e)	267,638	268,098
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (e)	$ 2,000,000	$ 2,001,436
Series 2005-2 Class 2A1, 5.44% 12/25/35 (e)	2,619,041	2,619,158
Series 2006-3:
Class 2A3, 5.48% 11/25/36 (e)	50,960,000	50,867,192
Class M1, 5.58% 11/25/36 (e)	33,925,000	33,759,636
First Franklin Mortgage Loan Trust:
Series 2003-FFH1 Class M1, 6.02% 9/25/33 (e)	4,265,622	4,272,606
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (e)	400,000	400,287
Class M4, 6.22% 3/25/34 (e)	300,000	300,459
Series 2004-FF8 Class M3, 6.27% 10/25/34 (e)	16,620,000	16,689,719
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (e)	9,350,000	9,332,603
Class M1, 5.58% 10/25/36 (e)	8,319,000	8,285,071
Series 2006-FF15 Class M1, 5.56% 11/25/36 (e)	24,855,000	24,750,239
Series 2006-FF18 Class M1, 5.55% 12/25/37 (e)	13,887,000	13,821,669
Series 2006-FF6 Class M1, 5.61% 4/25/36 (e)	6,965,000	6,926,635
Series 2006-FF7 Class M1, 5.57% 5/25/36 (e)	7,000,000	6,973,285
Series 2007-FF1 Class M1, 5.55% 1/25/38 (e)	13,410,000	13,651,183
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	9,810,000	9,781,845
Ford Credit Auto Owner Trust Series 2006-C Class A2A, 5.29% 12/15/09	51,330,000	51,353,355
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (e)	14,365,000	14,368,104
Class B, 5.76% 5/15/10 (e)	8,020,000	8,037,700
Series 2006-3:
Class A, 5.5% 6/15/11 (e)	7,340,000	7,345,341
Class B, 5.77% 6/15/11 (e)	12,520,000	12,524,577
Series 2006-4 Class B, 5.87% 6/15/13 (e)	5,315,000	5,317,707
Franklin Auto Trust:
Series 2006-1 Class A2, 5.2% 10/20/09	17,650,000	17,642,548
Series 2007-1 Class A2, 5.14% 5/17/10 (b)	22,795,000	22,787,877
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (e)	467,888	467,989
Class M2, 5.82% 2/25/34 (e)	800,000	800,444
Series 2004-B Class M1, 5.9% 5/25/34 (e)	1,695,000	1,699,942
Series 2005-A:
Class M1, 5.75% 1/25/35 (e)	1,603,000	1,604,965
Class M2, 5.78% 1/25/35 (e)	2,325,000	2,326,800
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 5.81% 1/25/35 (e)	$ 1,250,000	$ 1,252,631
Class M4, 6% 1/25/35 (e)	925,000	928,307
Series 2006-A:
Class M3, 5.7% 5/25/36 (e)	3,545,000	3,436,056
Class M4, 5.72% 5/25/36 (e)	5,315,000	4,968,562
Class M5, 5.82% 5/25/36 (e)	2,847,000	2,502,055
Series 2006-B Class M9, 7.22% 8/25/36 (e)	2,000,000	1,386,720
Series 2006-D Class M1, 5.55% 11/25/36 (e)	17,340,000	17,142,121
Series 2006-E Class M1, 5.58% 1/25/37 (e)	28,410,000	27,906,365
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(e)	16,200,000	16,150,363
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(e)	3,310,540	3,322,491
GE Capital Credit Card Master Note Trust:
Series 2005-2:
Class A, 5.33% 6/15/11 (e)	30,000,000	30,006,498
Class B, 5.52% 6/15/11 (e)	6,475,000	6,481,418
Series 2006-1:
Class B, 5.43% 9/17/12 (e)	5,535,000	5,540,123
Class C, 5.56% 9/17/12 (e)	4,305,000	4,307,972
Series 2007-1 Class C, 5.62% 3/15/13 (e)	32,645,000	32,644,804
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	21,950,000	21,919,830
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.47% 8/25/36 (e)	20,000,000	19,977,128
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (e)	20,510,000	20,509,795
Series 8 Class C, 5.65% 6/15/10 (e)	18,450,000	18,449,816
Series 9:
Class B, 5.47% 9/15/10 (e)	3,560,000	3,559,964
Class C, 5.63% 9/15/10 (e)	13,000,000	12,999,870
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(e)	2,992,863	2,992,953
GSAMP Trust:
Series 2002-HE Class M1, 7.195% 11/20/32 (e)	2,582,808	2,585,463
Series 2002-NC1 Class A2, 5.64% 7/25/32 (e)	54,777	55,403
Series 2003-FM1 Class M1, 6.55% 3/20/33 (e)	12,735,683	12,743,412
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (e)	2,476,297	2,479,476
Class M2, 6.72% 11/25/33 (e)	1,554,753	1,558,516
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (e)	$ 3,495,567	$ 3,495,696
Class M2, 6.42% 1/25/34 (e)	406,369	406,463
Class M3, 6.62% 1/25/34 (e)	295,751	295,838
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (e)	3,659,247	3,659,228
Class M2, 6.47% 5/25/34 (e)	1,750,000	1,757,601
Series 2005-9 Class 2A1, 5.44% 8/25/35 (e)	4,282,177	4,279,801
Series 2005-HE2 Class M, 5.75% 3/25/35 (e)	8,780,000	8,772,064
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (e)	6,872,627	6,869,860
Series 2005-NC1 Class M1, 5.77% 2/25/35 (e)	9,010,000	9,002,613
Series 2006-FM1:
Class A2C, 5.48% 4/25/36 (e)	7,500,000	7,498,700
Class M1, 5.62% 4/25/36 (e)	9,646,000	9,594,087
Class M3, 5.67% 4/25/36 (e)	2,534,000	2,515,030
Class M5, 5.78% 4/25/36 (e)	3,500,000	3,454,432
Series 2006-FM2 Class M1, 5.58% 9/25/36 (e)	13,470,000	13,405,856
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (e)	34,491,000	34,432,220
Series 2007-FM2 Class M1, 5.6% 1/25/37 (e)	27,745,000	27,444,799
Series 2007-HE1 Class M1, 5.57% 3/25/47 (e)	5,636,000	5,619,924
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(e)	12,046,388	11,980,133
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(e)	4,250,000	4,240,650
Class C, 5.87% 9/25/46 (a)(e)	10,500,000	10,467,450
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(e)	14,275,000	14,274,442
Class 1C, 5.6% 7/15/40 (a)(e)	8,080,000	8,079,684
Class 2A, 5.42% 7/15/21 (a)(e)	14,275,000	14,274,442
Class 2B, 5.48% 7/15/40 (a)(e)	10,280,000	10,279,598
Class 2C, 5.75% 7/15/40 (a)(e)	4,190,000	4,189,836
Class 2M, 5.55% 7/15/40 (a)(e)	8,570,000	8,569,665
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.52% 6/25/32 (e)	8,400,668	8,405,542
Series 2002-3 Class A5, 6.2% 2/25/33 (e)	2,763	2,763
Series 2002-5 Class M1, 7.02% 5/25/33 (e)	11,435,329	11,445,776
Series 2003-1 Class M1, 6.82% 6/25/33 (e)	6,529,228	6,533,815
Series 2003-2 Class M1, 6.64% 8/25/33 (e)	1,861,177	1,862,386
Series 2003-3 Class M1, 6.18% 8/25/33 (e)	7,951,067	7,956,178
Series 2003-4 Class M1, 6.12% 10/25/33 (e)	1,940,553	1,941,250
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class A2, 5.67% 12/25/33 (e)	$ 226,466	$ 226,679
Class M1, 6.02% 12/25/33 (e)	3,175,000	3,180,078
Class M2, 7.05% 12/25/33 (e)	2,628,288	2,638,359
Series 2003-7 Class A2, 5.7% 3/25/34 (e)	11,398	11,413
Series 2003-8 Class M1, 6.04% 4/25/34 (e)	3,389,558	3,396,513
Series 2004-1 Class M1, 5.95% 6/25/34 (e)	9,439,676	9,551,960
Series 2004-3:
Class M1, 5.89% 8/25/34 (e)	1,364,505	1,367,321
Class M2, 6.52% 8/25/34 (e)	2,200,000	2,213,788
Series 2004-4 Class A2, 5.64% 10/25/34 (e)	445,858	446,253
Series 2004-6 Class A2, 5.67% 12/25/34 (e)	946,967	947,913
Series 2004-7 Class A3, 5.71% 1/25/35 (e)	965,203	968,131
Series 2005-1:
Class M1, 5.75% 5/25/35 (e)	9,705,000	9,699,663
Class M2, 5.77% 5/25/35 (e)	5,780,000	5,775,532
Class M3, 5.82% 5/25/35 (e)	5,845,000	5,841,132
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (e)	5,157,989	5,159,230
Class M1, 5.77% 7/25/35 (e)	10,085,000	10,087,773
Series 2005-3 Class M1, 5.73% 8/25/35 (e)	9,450,000	9,435,702
Series 2005-5 Class 2A2, 5.57% 11/25/35 (e)	15,000,000	15,026,388
Series 2006-7:
Class B1, 7.22% 1/25/37 (e)	3,450,000	2,584,630
Class M4, 5.7% 1/25/37 (e)	6,740,000	6,648,859
Class M7, 6.1% 1/25/37 (e)	3,450,000	3,324,038
Series 2006-8:
Class 2A3, 5.48% 3/25/37 (e)	16,280,000	16,250,349
Class M1, 5.56% 3/25/37 (e)	10,510,000	10,458,010
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (e)	1,096,563	1,099,093
HSBC Automotive Trust:
Series 2006-2 Class A2, 5.61% 6/17/09	10,891,404	10,901,509
Series 2006-3 Class A2, 5.38% 12/17/09	9,395,000	9,402,549
Series 2007-1 Class A2, 5.32% 5/17/10	17,795,000	17,815,838
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.46% 6/15/12 (e)	15,473,000	15,487,313
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	1,456,606	1,454,756
Class M2, 5.81% 1/20/35 (e)	1,090,760	1,088,003
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2005-3:
Class A1, 5.58% 1/20/35 (e)	$ 3,741,987	$ 3,740,352
Class M1, 5.74% 1/20/35 (e)	2,189,062	2,184,837
Series 2006-2:
Class M1, 5.59% 3/20/36 (e)	5,983,537	5,958,592
Class M2, 5.61% 3/20/36 (e)	9,895,697	9,829,914
Series 2006-3 Class A1V, 5.4% 3/20/36 (e)	25,671,718	25,668,575
HSI Asset Securitization Corp. Trust:
Series 2006-HE1:
Class 2A3, 5.48% 10/25/36 (e)	14,545,000	14,482,490
Class M1, 5.57% 10/25/36 (e)	14,815,000	14,750,918
Series 2006-HE2 Class M1, 5.56% 12/25/36 (e)	15,602,000	15,527,568
HSI Asset Securitization Trust Series 2007-HE1:
Class 2A3, 5.51% 1/25/37 (e)	8,515,000	8,498,566
Class M1, 5.62% 1/25/37 (e)	17,440,000	17,379,100
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (e)	529,552	529,621
Class M1, 5.79% 6/25/35 (e)	4,100,000	4,100,615
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	14,230,000	14,230,252
JP Morgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	28,560,000	28,583,776
JP Morgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.46% 1/25/35 (e)	10,175,000	10,160,752
Class M1, 5.54% 5/25/36 (e)	4,742,000	4,719,523
Series 2006-HE3:
Class A4, 5.48% 11/25/36 (e)	17,520,000	17,501,394
Class M1, 5.57% 11/25/36 (e)	14,055,000	13,979,981
Series 2006-WMC4 Class A4, 5.47% 11/25/36 (e)	12,000,000	11,982,924
Series 2007-CH1:
Class AV4, 5.45% 11/25/36 (e)	8,550,000	8,521,871
Class MV1, 5.55% 11/25/36 (e)	6,945,000	6,923,332
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.6956% 12/27/09 (e)	10,266,435	10,293,465
Series 2006-A Class 2A1, 5.3713% 9/27/21 (e)	13,185,623	13,185,623
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	14,755,000	14,758,563
Series 2007-A Class A1, 5.335% 4/15/08	29,125,000	29,125,000
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (e)	18,041,302	18,051,886
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	7,711,118	7,728,525
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 5.85% 6/25/34 (e)	$ 4,275,000	$ 4,278,221
Class M2, 6.4% 6/25/34 (e)	1,400,000	1,408,777
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (e)	12,915,000	12,851,595
Class M4, 5.68% 7/25/36 (e)	3,825,000	3,719,592
Class M5, 5.71% 7/25/36 (e)	2,390,000	2,245,967
Class M6, 5.77% 7/25/36 (e)	2,390,000	2,019,580
Class M7, 6.22% 7/25/36 (e)	4,000,000	3,159,008
Series 2006-9:
Class 2A3, 5.48% 11/25/36 (e)	20,110,000	20,049,274
Class M4, 5.69% 11/25/36 (e)	4,170,000	4,077,674
Class M5, 5.72% 11/25/36 (e)	8,052,000	7,817,498
Class M7, 6.12% 11/25/36 (e)	3,796,000	3,046,918
MASTR Asset Backed Securities Trust:
Series 2003-NC1 Class M2, 7.17% 4/25/33 (e)	818,516	820,578
Series 2006-AM3:
Class A3, 5.49% 10/25/36 (e)	13,660,000	13,630,897
Class M1, 5.58% 10/25/36 (e)	3,090,000	3,075,287
Series 2006-HE3 Class A2, 5.42% 8/25/36 (e)	19,310,000	19,266,495
Series 2006-NC2 Class M7, 6.07% 9/25/36 (e)	4,790,000	4,749,553
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (e)	23,620,000	23,592,239
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (e)	20,000,000	20,008,070
Series 2002-B4 Class B4, 5.82% 3/15/10 (e)	14,800,000	14,832,103
Series 2003-B1 Class B1, 5.76% 7/15/10 (e)	13,490,000	13,535,772
Series 2003-B2 Class B2, 5.71% 10/15/10 (e)	1,530,000	1,535,753
Series 2003-B3 Class B3, 5.695% 1/18/11 (e)	1,130,000	1,135,393
Series 2003-B5 Class B5, 5.69% 2/15/11 (e)	705,000	708,211
Series 2005-C1 Class C, 5.73% 10/15/12 (e)	42,495,000	42,816,177
Series 2005-C2 Class C, 5.67% 2/15/13 (e)	42,495,000	42,711,312
Series 2005-C3 Class C, 5.59% 3/15/11 (e)	22,170,000	22,216,444
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (e)	7,800,000	7,822,211
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (e)	2,004,105	2,004,721
Class M2, 5.87% 7/25/34 (e)	375,000	375,133
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.572% 4/25/37 (e)	16,935,000	16,935,000
Class M1, 5.702% 4/25/37 (e)	22,130,000	22,130,000
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investment Trust Series 2006-HE3 Class A2, 5.41% 6/25/37 (e)	$ 7,500,000	$ 7,497,472
Merrill Lynch Mortgage Investors Trust Series 2007-HE1 Class M1, 5.72% 2/25/37 (e)	13,420,000	13,420,000
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.02% 7/25/34 (e)	2,321,000	2,328,946
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (e)	1,565,000	1,570,145
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (e)	17,890,000	17,883,093
Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (e)	18,245,955	18,289,895
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC7 Class M1, 6.02% 6/25/33 (e)	1,738,438	1,738,767
Series 2003-NC8 Class M1, 6.02% 9/25/33 (e)	2,349,846	2,352,711
Series 2004-HE6 Class A2, 5.66% 8/25/34 (e)	1,173,379	1,175,847
Series 2004-NC2 Class M1, 5.87% 12/25/33 (e)	2,406,103	2,412,384
Series 2004-NC6 Class A2, 5.66% 7/25/34 (e)	107,480	107,501
Series 2005-1 Class M2, 5.79% 12/25/34 (e)	4,425,000	4,432,397
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (e)	1,100,000	1,101,036
Class M2, 5.79% 12/25/34 (e)	2,970,000	2,968,697
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (e)	2,665,000	2,669,145
Class M2, 5.76% 1/25/35 (e)	1,900,000	1,898,392
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (e)	2,425,000	2,423,543
Class M2, 5.79% 1/25/35 (e)	2,425,000	2,426,382
Class M3, 5.83% 1/25/35 (e)	2,425,000	2,422,682
Series 2005-NC2 Class B1, 6.49% 3/25/35 (e)	3,000,000	2,953,127
Series 2006-HE3:
Class B1, 6.22% 4/25/36 (e)	2,900,000	2,788,892
Class B3, 7.22% 4/25/36 (e)	6,450,000	6,114,443
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (e)	3,560,000	3,537,935
Class M2:
5.62% 6/25/36 (e)	6,230,000	6,194,094
5.63% 6/25/36 (e)	4,450,000	4,397,214
Class M4, 5.67% 6/25/36 (e)	1,780,000	1,747,489
Series 2006-HE5:
Class AC2, 5.46% 8/25/36 (e)	8,510,000	8,500,528
Class B1, 6.29% 8/25/36 (e)	17,690,000	16,485,207
Class B3, 7.27% 8/25/36 (e)	4,085,000	3,141,355
Series 2006-NC4:
Class A2D, 5.56% 6/25/36 (e)	8,865,000	8,874,183
Class M2, 5.62% 6/25/36 (e)	3,000,000	2,982,128
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-NC4:
Class M3, 5.63% 6/25/36 (e)	$ 1,000,000	$ 990,814
Class M4, 5.67% 6/25/36 (e)	2,000,000	1,971,553
Class M5, 5.69% 6/25/36 (e)	2,000,000	1,962,317
Class M6, 5.77% 6/25/36 (e)	1,000,000	989,492
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (e)	7,965,000	7,950,313
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (e)	636,400	636,701
Series 2001-NC4 Class M1, 6.82% 1/25/32 (e)	909,434	910,190
Series 2002-AM3 Class A3, 5.81% 2/25/33 (e)	705,709	706,134
Series 2002-HE1 Class M1, 6.22% 7/25/32 (e)	5,706,689	5,756,462
Series 2002-HE2 Class M1, 6.82% 8/25/32 (e)	8,110,200	8,113,126
Series 2002-NC3 Class A3, 6% 8/25/32 (e)	147,864	147,905
Series 2002-OP1 Class M1, 6.445% 9/25/32 (e)	3,092,554	3,094,187
Series 2003-NC1 Class M1, 6.895% 11/25/32 (e)	2,391,382	2,393,393
Morgan Stanley Home Equity Loans Trust Series 2006-3:
Class M1, 5.61% 4/25/36 (e)	4,000,000	3,977,454
Class M4, 5.7% 4/25/36 (e)	6,000,000	5,908,213
Class M5, 5.73% 4/25/36 (e)	2,000,000	1,959,458
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 5.35% 9/25/19 (e)	25,000,000	24,983,770
Series 2006-4 Class A1, 5.35% 3/25/25 (e)	17,590,843	17,590,843
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (e)	18,350,000	18,304,962
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 6.04% 1/25/34 (e)	8,364,478	8,388,298
Series 2005-1:
Class M1, 5.77% 3/25/35 (e)	4,395,000	4,378,384
Class M2, 5.8% 3/25/35 (e)	4,395,000	4,361,885
Class M3, 5.84% 3/25/35 (e)	2,120,000	2,094,310
Series 2005-4 Class M2, 5.83% 9/25/35 (e)	9,815,000	9,780,977
Series 2005-D Class M2, 5.79% 2/25/36 (e)	2,045,000	1,985,094
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (e)	4,724,540	4,725,844
Series 2005-A Class A4, 5.37% 8/15/11 (e)	17,595,000	17,599,270
Series 2006-A Class A2, 5.23% 6/15/09	40,325,000	40,312,003
Nomura Home Equity Loan Trust:
Series 2006-HE2 Class A2, 5.44% 3/25/36 (e)	7,500,000	7,498,415
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (e)	4,553,000	4,394,748
Class M8, 6.27% 7/25/36 (e)	3,193,000	3,052,880
Class M9, 7.17% 7/25/36 (e)	4,611,000	4,397,634
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust: - continued
Series 2007-2 Class 2A3, 5.51% 1/25/37 (e)	$ 11,553,000	$ 11,535,346
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (e)	1,450,000	1,458,544
Class M4, 6.295% 6/25/34 (e)	2,435,000	2,442,737
NovaStar Mortgage Funding Trust:
Series 2006-2 Class M1, 5.59% 6/25/36 (e)	9,100,000	9,056,872
Series 2007-1 Class A2C, 5.47% 3/25/37 (e)	13,845,000	13,812,548
Ocala Funding LLC:
Series 2005-1A Class A, 6.82% 3/20/10 (a)(e)	3,675,000	3,675,000
Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	8,090,000	8,090,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.97% 11/25/34 (e)	2,365,000	2,364,985
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 5.44% 6/25/36 (e)	3,382,334	3,382,722
Series 2005-4 Class A2A1, 5.44% 8/25/36 (e)	5,790,963	5,791,561
Ownit Mortgage Loan Trust:
Series 2006-5 Class AC2, 5.47% 7/25/37 (e)	5,000,000	4,994,481
Series 2006-7:
Class A2C, 5.48% 10/25/37 (e)	12,205,000	12,183,592
Class M1, 5.57% 10/25/37 (e)	5,960,000	5,933,766
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (e)	3,745,000	3,737,974
Class M2, 6% 9/25/34 (e)	1,755,000	1,761,323
Class M3, 6.57% 9/25/34 (e)	3,355,000	3,371,998
Class M4, 6.77% 9/25/34 (e)	4,700,000	4,743,130
Series 2004-WCW2:
Class A2, 5.7% 10/25/34 (e)	278,624	278,703
Class M3, 5.87% 7/25/35 (e)	2,755,000	2,757,417
Series 2004-WHQ2 Class M1, 5.91% 2/25/35 (e)	8,000,000	8,012,254
Series 2004-WWF1:
Class M2, 6% 2/25/35 (e)	11,060,000	11,106,912
Class M3, 6.06% 2/25/35 (e)	1,370,000	1,376,049
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (e)	459,070	459,197
Class M2, 5.84% 1/25/35 (e)	4,175,000	4,179,372
Class M3, 5.88% 1/25/35 (e)	3,290,000	3,296,912
Class M4, 6.15% 1/25/35 (e)	5,750,000	5,757,661
Class M5, 6.2% 1/25/35 (e)	7,095,000	7,109,981
Series 2005-WHQ2:
Class M7, 6.57% 5/25/35 (e)	12,030,000	11,612,690
Class M9, 7.2% 5/25/35 (e)	3,475,000	2,780,000
Asset-Backed Securities - continued
	Principal Amount	Value
PASA Funding Ltd. Series 2007-1A Class X, 5.6475% 4/7/17 (a)(e)	$ 13,275,000	$ 13,275,000
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.68% 9/25/36 (e)	10,020,000	9,897,145
Class M5, 5.71% 9/25/36 (e)	4,995,000	4,916,871
Pinnacle Capital Asset Trust Series 2006-A Class A2, 5.37% 1/26/09 (a)	19,045,000	19,043,684
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(e)	21,450,000	21,500,408
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(e)	24,985,000	24,985,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.98% 10/25/33 (e)	3,695,405	3,702,808
Class MII2, 7.12% 10/25/33 (e)	1,622,000	1,631,989
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (e)	5,500,000	5,539,488
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (e)	2,719,584	2,720,035
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (e)	20,285,000	20,269,494
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (e)	12,545,000	12,537,607
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (e)	35,133	35,157
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10 (b)	20,000,000	19,993,750
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (e)	4,415,000	4,416,032
Series 2004-2 Class MV1, 5.9% 8/25/35 (e)	4,495,000	4,498,114
Series 2005-1 Class A2B, 5.54% 5/25/35 (e)	3,222,547	3,223,577
Series 2007-1 Class A2C, 5.47% 2/25/37 (e)	8,500,000	8,500,000
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.84% 2/25/34 (e)	2,878,804	2,882,746
Series 2006-NC1:
Class A2, 5.48% 3/25/36 (e)	10,000,000	9,996,358
Class M1, 5.62% 3/25/36 (e)	10,000,000	9,950,768
Series 2006-WM3 Class M1, 5.55% 10/25/36 (e)	9,510,000	9,465,207
Series 2006-WM4 Class M1, 5.56% 11/25/36 (e)	23,751,000	23,632,188
Series 2007-HE1 Class M1, 5.57% 12/25/36 (e)	15,657,000	15,573,949
Series 2007-NC2:
Class A2B, 5.46% 1/25/37 (e)	9,000,000	8,991,063
Class M1, 5.55% 1/25/37 (e)	6,590,000	6,594,765
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (e)	10,905,000	10,840,146
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust Series 2006-10 Class A2, 5.37% 10/25/17 (e)	$ 36,660,000	$ 36,674,015
Soundview Home Equity Loan Trust:
Series 2006-EQ2 Class M1, 5.55% 1/25/37 (e)	14,835,000	14,761,684
Series 2006-NLC1 Class M1, 5.57% 11/25/36 (a)(e)	7,085,000	7,076,144
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(e)	10,755,000	10,752,526
Class C, 5.7% 8/15/11 (a)(e)	4,905,000	4,903,872
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 6.92% 8/25/34 (e)	3,640,000	3,664,328
Series 2003-BC4 Class M1, 5.92% 11/25/34 (e)	1,810,000	1,815,187
Series 2006-BC5 Class M1, 5.56% 11/25/37 (e)	3,335,000	3,318,065
Series 2007-BC1 Class M1, 5.57% 1/25/38 (e)	10,850,000	10,850,000
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (e)	19,340,000	19,297,868
Class M1, 5.59% 1/25/37 (e)	18,820,000	18,718,396
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (e)	9,005,000	9,016,558
Series 2004-8 Class M5, 6.47% 9/25/34 (e)	2,395,000	2,408,945
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(e)	3,990,000	4,011,198
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (e)	331,489	332,759
Series 2005-5N Class 3A1A, 5.62% 11/25/35 (e)	10,447,000	10,453,149
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (e)	19,402,000	19,317,270
Class M7, 6.12% 10/25/36 (e)	10,000,000	9,250,000
Series 2006-OPT1:
Class M1, 5.62% 4/25/36 (e)	5,000,000	4,974,709
Class M2, 5.66% 4/25/36 (e)	4,000,000	3,957,446
Class M3, 5.72% 4/25/36 (e)	6,027,000	5,942,573
Series 2007-BC1 Class M1, 5.55% 2/25/37 (e)	52,512,000	52,294,007
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.6% 9/15/11 (e)	27,050,000	27,100,194
Series 2007-AE1:
Class A, 5.42% 1/15/12 (e)	6,730,000	6,737,098
Class B, 5.62% 1/15/12 (e)	5,605,000	5,605,000
Class C, 5.92% 1/15/12 (e)	3,645,000	3,645,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(e)	10,835,000	10,835,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 5.5% 6/15/10 (e)	$ 18,990,000	$ 19,046,444
Class C, 6.52% 6/15/10 (e)	16,310,000	16,453,769
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (e)	198,204	198,869
Series 2003-6HE Class A1, 5.79% 11/25/33 (e)	250,816	251,786
Series 2005-14HE Class AF1, 5.46% 8/25/36 (e)	1,771,388	1,771,507
Series 2006-9HGA Class A1, 5.4% 10/25/37 (e)	12,191,987	12,189,793
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (e)	39,732,610	39,703,049
Triad Auto Receivables Owner Trust:
Series 2006-B Class A2, 5.36% 11/12/09	12,489,366	12,490,008
Series 2006-C Class A2, 5.4% 1/12/10	20,620,000	20,630,050
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 5.65% 5/16/11 (a)(e)	17,300,000	17,291,886
Series 2006-2:
Class B, 5.47% 10/17/11 (e)	23,555,000	23,555,000
Class C, 5.67% 10/17/11 (e)	22,130,000	22,130,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	3,910,499	3,912,341
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	24,585,000	24,583,525
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	7,754,618	7,638,299
WaMu Asset-Backed Certificates Series 2006-HE5 Class M1, 5.57% 10/25/36 (e)	16,630,000	16,550,440
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(e)	34,760,000	34,760,000
Series 2006-C2A Class C2, 5.82% 8/15/15 (a)(e)	14,460,000	14,525,519
Series 2006-C3A Class C3A, 5.7% 10/15/13 (a)(e)	33,700,000	33,721,063
Washington Mutual Asset-Backed Certificates Series 2006-HE3:
Class M4, 5.7% 10/25/36 (e)	3,542,000	3,493,681
Class M7, 6.12% 10/25/36 (e)	2,564,000	2,469,974
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)	44,512	6,187
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	1,248,987	1,233,656
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(e)	21,136,433	21,136,433
TOTAL ASSET-BACKED SECURITIES (Cost $5,247,273,501)		5,225,740,986
Collateralized Mortgage Obligations - 18.7%
	Principal Amount	Value
Private Sponsor - 14.3%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (e)	$ 9,016,000	$ 8,999,237
Class M1, 5.57% 11/25/36 (e)	8,781,000	8,736,534
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (e)	9,407,262	9,392,899
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.61% 3/25/35 (e)	10,095,377	10,131,715
Argent Securities, Inc. floater Series 2006-W5:
Class M1, 5.61% 6/25/36 (e)	3,000,000	2,960,126
Class M2, 5.63% 6/25/36 (e)	4,000,000	3,960,438
Class M3, 5.65% 6/25/36 (e)	2,000,000	1,963,539
Class M4, 5.69% 6/25/36 (e)	2,000,000	1,911,065
Class M6, 5.8% 6/25/36 (e)	3,000,000	2,581,529
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	6,275,000	6,274,755
Class 3C, 5.75% 2/17/52 (a)(e)	3,835,000	3,834,850
Series 2006-2A:
Class 1B, 5.44% 2/17/52 (a)(e)	5,185,000	5,184,797
Class 1C, 5.6% 2/17/52 (a)(e)	6,225,000	6,224,757
Class 1M, 5.51% 2/17/52 (a)(e)	2,590,000	2,589,899
Class 2B, 5.48% 2/17/52 (a)(e)	16,205,000	16,204,366
Class 2C, 5.74% 2/17/52 (a)(e)	19,805,000	19,804,226
Class 2M, 5.56% 2/17/52 (a)(e)	11,020,000	11,019,569
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.36% 4/12/56 (a)(e)	11,365,000	11,366,279
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0924% 8/25/35 (e)	12,512,801	12,608,709
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (e)	11,916,790	11,945,429
Series 2005-2 Class 1A1, 5.57% 3/25/35 (e)	7,100,625	7,111,381
Series 2005-5 Class 1A1, 5.54% 7/25/35 (e)	8,937,277	8,938,008
Countrywide Alternative Loan Trust:
floater Series 2006-OA16 Class A1A, 5.39% 9/25/46 (e)	12,046,778	12,048,502
planned amortization class Series 2003-5T2 Class A2, 3.5% 5/25/33 (e)	1,953,870	1,955,730
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (e)	2,342,415	2,354,353
Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	825,467	828,005
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	$ 1,754,828	$ 1,757,692
Series 2005-10:
Class 5A1, 5.58% 1/25/36 (e)	8,191,769	8,208,391
Class 5A2, 5.64% 1/25/36 (e)	3,686,296	3,695,533
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (e)	697,845	698,889
Class 6M2, 5.8% 6/25/35 (e)	10,145,000	10,188,434
Series 2005-3 Class 8A2, 5.56% 7/25/35 (e)	6,504,426	6,517,913
Series 2005-4 Class 7A2, 5.55% 8/25/35 (e)	3,002,036	3,016,299
Series 2005-8 Class 7A2, 5.6% 11/25/35 (e)	5,315,034	5,330,750
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (e)	536,474	537,064
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	282,834	282,827
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (e)	375,965	376,228
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (e)	703,284	704,344
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (e)	938,469	940,433
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (e)	1,426,241	1,430,297
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (e)	724,157	725,110
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (e)	3,292,713	3,297,748
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (e)	23,625,000	23,625,000
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.41% 9/19/36 (e)	13,603,432	13,606,910
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (e)	11,342,000	9,610,530
Class M8, 6.27% 10/25/36 (e)	4,935,000	4,211,233
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (e)	714,628	715,429
Fosse Master Issuer PLC floater:
Series 2006-1 Class B2, 5.53% 10/18/54 (a)(e)	19,660,000	19,659,231
Series 2006-1A:
Class A1, 5.35% 10/18/31 (a)(e)	11,140,000	11,140,000
Class B1, 5.46% 10/18/54 (a)(e)	8,520,000	8,519,667
Class C2, 5.84% 10/18/54 (a)(e)	6,590,000	6,589,742
Class M1, 5.54% 10/18/54 (a)(e)	4,915,000	4,914,808
Class M2, 5.62% 10/18/54 (a)(e)	11,300,000	11,299,558
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC:
floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	$ 32,075,000	$ 32,073,717
Series 2006-1 Class A4, 5.41% 11/20/56 (a)(e)	53,320,000	53,252,284
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.43% 10/11/41 (a)(e)	31,128,907	31,128,596
Class CB, 5.64% 10/11/41 (a)(e)	2,100,000	2,099,979
Class DB, 5.83% 10/11/41 (a)(e)	8,485,000	8,484,915
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.43% 12/21/24 (e)	36,828,750	36,845,544
Class A4, 5.45% 12/20/54 (e)	68,495,000	68,587,194
Series 2005-2 Class C1, 5.86% 12/20/54 (e)	40,500,000	40,550,625
Series 2005-4:
Class A3, 5.43% 12/20/54 (e)	37,915,000	37,923,720
Class C1, 5.79% 12/20/54 (e)	12,100,000	12,100,945
Class M2, 5.64% 12/20/54 (e)	18,320,000	18,334,894
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(e)	9,000,000	9,002,813
Class C2, 5.96% 12/20/54 (a)(e)	31,070,000	31,068,757
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	14,715,000	14,700,629
Series 2006-3 Class C2, 5.86% 12/20/54 (e)	11,600,000	11,599,546
Series 2006-4:
Class B1, 5.44% 12/20/54 (e)	20,680,000	20,679,380
Class C1, 5.73% 12/20/54 (e)	12,645,000	12,644,621
Class M1, 5.52% 12/20/54 (e)	5,445,000	5,444,837
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (e)	11,060,000	11,041,423
Class 1M1, 5.5% 12/20/54 (e)	8,310,000	8,302,858
Class 2B1, 5.47% 12/20/54 (e)	8,860,000	8,837,850
Class 2C1, 5.78% 12/20/54 (e)	4,915,000	4,910,584
Class 2M1, 5.6% 12/20/54 (e)	10,670,000	10,672,917
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.81% 1/20/43 (e)	9,785,000	9,906,491
Series 2003-3 Class 1C, 6.81% 1/20/44 (e)	4,590,000	4,652,098
Series 2004-3 Class 2A1, 5.49% 9/20/44 (e)	11,604,827	11,626,795
GSAMP Trust floater Series 2006-HE3 Class M2, 5.62% 5/25/36 (e)	10,800,000	10,713,246
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.54% 5/19/35 (e)	5,104,281	5,110,661
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.63% 7/15/40 (a)(e)	3,745,000	3,744,925
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A: - continued
Class 2A, 5.39% 7/15/40 (a)(e)	$ 9,360,000	$ 9,365,073
Class 2C, 5.71% 7/15/40 (a)(e)	8,735,000	8,734,825
Holmes Financing No. 9 PLC floater Class 2A, 5.42% 7/15/13 (e)	47,220,000	47,233,222
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (e)	1,573,035	1,578,979
HSI Asset Securitization Corp. Trust floater:
Series 2006-WMC1:
Class A3, 5.47% 7/25/36 (e)	12,725,000	12,711,449
Class M-3, 5.64% 7/25/36 (e)	8,892,000	8,814,095
Series 2007-OPT1 Class M1, 5.55% 12/25/36 (e)	10,960,000	10,900,921
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (e)	3,063,994	3,066,966
Series 2004-6 Class 1A2, 5.71% 10/25/34 (e)	1,154,358	1,155,378
Series 2005-1:
Class M1, 5.78% 4/25/35 (e)	1,397,944	1,399,431
Class M2, 5.82% 4/25/35 (e)	2,447,387	2,449,846
Class M3, 5.85% 4/25/35 (e)	600,524	601,590
Class M4, 6.07% 4/25/35 (e)	354,408	353,273
Class M5, 6.09% 4/25/35 (e)	354,408	353,092
Class M6, 6.14% 4/25/35 (e)	567,050	563,682
Series 2005-2 Class 1A2, 5.63% 4/25/35 (e)	8,738,943	8,753,012
Series 2005-3 Class A1, 5.56% 8/25/35 (e)	7,237,711	7,245,454
Series 2005-4 Class 1B1, 6.62% 5/25/35 (e)	2,534,497	2,535,685
Series 2005-6 Class 1M3, 5.93% 10/25/35 (e)	2,142,737	2,152,815
Series 2005-7:
Class M1, 5.8% 11/25/35 (e)	1,204,334	1,206,032
Class M2, 5.84% 11/25/35 (e)	904,104	907,379
Class M3, 5.94% 11/25/35 (e)	4,513,695	4,457,388
Class M4, 5.98% 11/25/35 (e)	2,162,343	2,132,844
JP Morgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9516% 11/25/35 (e)	2,155,000	2,166,662
Kildare Securities Ltd. Series 2007-1 Class A2, 5.4232% 12/10/43 (a)(e)	14,660,000	14,660,000
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(e)	5,245,595	5,262,247
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (e)	20,790,685	20,792,365
Series 2006-GP1 Class A1, 5.41% 5/25/46 (e)	12,904,859	12,897,979
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (e)	$ 1,451,957	$ 1,452,456
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.49% 6/15/22 (a)(e)	1,350,000	1,349,992
Class C, 5.51% 6/15/22 (a)(e)	8,760,000	8,750,095
Class D, 5.52% 6/15/22 (a)(e)	3,370,000	3,369,979
Class E, 5.53% 6/15/22 (a)(e)	5,390,000	5,389,963
Class F, 5.56% 6/15/22 (a)(e)	9,720,000	9,719,932
Class G, 5.63% 6/15/22 (a)(e)	2,020,000	2,019,985
Class H, 5.65% 6/15/22 (a)(e)	4,045,000	4,044,970
Class J, 5.69% 6/15/22 (a)(e)	4,720,000	4,714,786
Class TM, 5.82% 6/15/22 (a)(e)	46,210,000	46,534,293
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (e)	9,575,000	9,437,684
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (e)	2,772,258	2,782,921
Series 2003-B Class A1, 5.66% 4/25/28 (e)	2,917,318	2,925,941
Series 2003-D Class A, 5.63% 8/25/28 (e)	2,627,291	2,631,024
Series 2003-E Class A2, 5.7181% 10/25/28 (e)	4,500,182	4,506,763
Series 2003-F Class A2, 5.6538% 10/25/28 (e)	3,766,524	3,771,675
Series 2004-A Class A2, 5.5638% 4/25/29 (e)	3,662,382	3,661,313
Series 2004-B Class A2, 5.6388% 6/25/29 (e)	4,213,040	4,215,404
Series 2004-C Class A2, 5.67% 7/25/29 (e)	3,714,858	3,719,156
Series 2004-D Class A2, 5.6738% 9/25/29 (e)	3,116,645	3,119,983
Series 2004-E:
Class A2B, 5.6738% 11/25/29 (e)	2,553,934	2,559,386
Class A2D, 5.8638% 11/25/29 (e)	593,938	596,354
Series 2004-G Class A2, 5.67% 11/25/29 (e)	1,131,317	1,131,844
Series 2005-A Class A2, 5.6381% 2/25/30 (e)	2,671,085	2,673,929
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.69% 12/25/34 (e)	3,152,557	3,155,688
Class A2, 5.77% 12/25/34 (e)	4,264,890	4,298,438
Series 2005-2 Class 1A1, 5.58% 5/25/35 (e)	3,234,436	3,232,628
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (e)	21,055,000	20,919,157
Class M7, 6.12% 7/25/36 (e)	5,710,000	5,505,516
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (e)	11,770,589	11,798,274
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (e)	7,595,000	7,593,409
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (e)	$ 16,810,000	$ 16,816,240
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.52% 9/10/33 (e)	48,844,000	48,941,346
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.45% 6/10/11 (e)	11,852,500	11,853,685
Class C, 5.99% 6/10/42 (e)	4,215,000	4,223,028
Series 3 Class C, 6.16% 6/10/42 (e)	10,700,000	10,801,973
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.79% 6/10/42 (e)	5,350,000	5,357,105
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.67% 6/10/42 (e)	17,090,000	17,090,513
Permanent Financing No. 8 PLC floater:
Series 3C, 5.86% 6/10/42 (e)	14,115,000	14,151,191
Series 8:
Class 2A, 5.41% 6/10/14 (e)	50,005,000	50,031,753
Class 2C, 5.74% 6/10/42 (e)	25,555,000	25,568,595
Permanent Financing No. 9 PLC floater:
Series 2006-9A Class 3A, 5.44% 6/10/33 (a)(e)	42,330,000	42,425,031
Series 9A:
Class 2C, 5.72% 6/10/42 (a)(e)	5,665,000	5,664,671
Class 3C, 5.84% 6/10/42 (a)(e)	4,880,000	4,879,712
Permanent Master Issuer PLC floater:
Series 2006-1:
Class 1C, 5.56% 7/17/42 (e)	6,835,000	6,835,000
Class 2C, 5.76% 7/17/42 (e)	25,200,000	25,199,015
Series 2007-1 Class 4A, 5.4121% 10/15/33 (e)	58,330,000	58,328,833
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (e)	24,274,172	24,266,587
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,634,969	2,668,196
Series 2005-AR5 Class 1A1, 4.8384% 9/19/35 (e)	3,470,090	3,495,006
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(e)	1,707,943	1,716,683
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.42% 2/25/36 (a)(e)	5,118,460	5,118,201
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (e)	5,847,420	5,848,231
Series 2004-1 Class A, 5.6906% 2/20/34 (e)	1,806,757	1,806,752
Series 2004-10 Class A4, 5.7469% 11/20/34 (e)	3,034,198	3,043,048
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-12 Class 1A2, 5.66% 1/20/35 (e)	$ 1,193,479	$ 1,196,591
Series 2004-3 Class A, 5.57% 5/20/34 (e)	2,728,267	2,728,987
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	5,385,335	5,385,322
Series 2004-5 Class A3, 5.65% 6/20/34 (e)	4,311,786	4,312,538
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (e)	3,598,507	3,604,828
Class A3B, 5.81% 7/20/34 (e)	294,638	295,359
Series 2004-7:
Class A3A, 5.71% 8/20/34 (e)	3,271,242	3,275,522
Class A3B, 5.935% 7/20/34 (e)	403,058	404,386
Series 2004-8 Class A2, 5.755% 9/20/34 (e)	3,824,124	3,830,689
Series 2005-1 Class A2, 5.6406% 2/20/35 (e)	3,638,393	3,650,064
Series 2005-2 Class A2, 5.6406% 3/20/35 (e)	4,070,921	4,079,084
Series 2005-3 Class A1, 5.52% 5/20/35 (e)	3,023,340	3,025,937
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (e)	6,015,000	6,007,481
Class M4, 5.69% 9/25/36 (e)	9,030,000	8,905,246
Class M7, 6.12% 9/25/36 (e)	3,090,000	2,989,575
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (e)	4,915,471	4,933,374
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(e)	1,038,088	1,038,637
Series 2006-BC5 Class M1, 5.56% 12/25/36 (e)	30,560,000	30,398,827
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(e)	9,000,000	8,955,000
Series MLN1 Class M1, 5.67% 1/25/37 (a)(e)	6,730,000	6,730,000
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.34% 9/25/36 (e)	21,260,000	21,230,887
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (e)	13,012,757	13,052,182
Series 2005-3 Class A4, 5.59% 10/25/35 (e)	15,450,340	15,435,500
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1892% 10/20/35 (e)	1,720,000	1,726,834
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (e)	771,153	771,257
Series 2005-AR6 Class 2A-1A, 5.55% 4/25/45 (e)	2,632,083	2,637,724
Series 2006-AR7 Class C1B1, 5.38% 7/25/46 (e)	7,949,172	7,944,457
Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (e)	11,860,025	11,866,250
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass thru certificates: - continued
Series 2006-AR5 Class A1B1, 5.4% 6/25/46 (e)	$ 9,315,557	$ 9,321,715
WaMu Mortgage Securities Corp. Series 2006-AR4 Class 1AC1, 5.42% 5/25/46 (e)	1,807,039	1,807,198
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6685% 8/25/34 (e)	4,492,211	4,470,356
Series 2005-AR12 Class 2A1, 4.32% 7/25/35 (e)	14,879,682	14,674,294
TOTAL PRIVATE SPONSOR		1,881,424,719
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.82% 11/18/30 (e)	598,931	603,984
Series 2000-40 Class FA, 5.82% 7/25/30 (e)	1,426,464	1,438,654
Series 2002-89 Class F, 5.62% 1/25/33 (e)	2,102,251	2,113,158
planned amortization class Series 2003-24 Class PB, 4.5% 12/25/12 (d)	7,686,835	7,648,463
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,660,770	2,713,178
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (e)	43,587,127	43,642,822
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-34 Class FR, 5.72% 8/18/31 (e)	1,590,170	1,599,797
Series 2001-38 Class QF, 6.3% 8/25/31 (e)	6,140,131	6,288,220
Series 2001-44 Class FB, 5.62% 9/25/31 (e)	1,362,740	1,368,567
Series 2001-46 Class F, 5.72% 9/18/31 (e)	3,924,693	3,949,787
Series 2002-11 Class QF, 5.82% 3/25/32 (e)	2,812,583	2,839,661
Series 2002-36 Class FT, 5.82% 6/25/32 (e)	943,292	950,758
Series 2002-64 Class FE, 5.67% 10/18/32 (e)	1,264,600	1,271,702
Series 2002-65 Class FA, 5.62% 10/25/17 (e)	630,463	631,403
Series 2002-74 Class FV, 5.77% 11/25/32 (e)	5,248,326	5,283,367
Series 2002-77 Class FY, 5.72% 12/25/17 (e)	17,540,519	17,650,349
Series 2003-11:
Class DF, 5.77% 2/25/33 (e)	1,794,676	1,805,464
Class EF, 5.77% 2/25/33 (e)	1,011,934	1,018,403
Series 2003-119 Class FK, 5.82% 5/25/18 (e)	2,500,000	2,536,886
Series 2003-131 Class FM, 5.72% 12/25/29 (e)	2,295,246	2,307,129
Series 2003-63 Class F1, 5.62% 11/25/27 (e)	3,709,484	3,723,714
Series 2005-45 Class XA, 5.66% 6/25/35 (e)	59,729,380	59,879,582
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2005-72 Class FG, 5.57% 5/25/35 (e)	$ 45,319,271	$ 45,367,070
Series 2002-17 Class JF, 6.32% 4/25/32 (e)	6,236,196	6,418,005
Freddie Mac floater:
Series 2344 Class FP, 6.27% 8/15/31 (e)	4,425,429	4,531,037
Series 2510 Class FE, 5.72% 10/15/32 (e)	4,068,835	4,095,096
Series 3028 Class FM, 5.57% 9/15/35 (e)	23,277,111	23,303,330
Series 3033 Class TF, 0% 9/15/35 (e)	625,593	586,814
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.52% 7/15/31 (e)	3,534,808	3,540,124
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.92% 6/15/29 (e)	766,669	777,533
Series 2406:
Class FP, 6.3% 1/15/32 (e)	22,657,657	23,219,220
Class PF, 6.3% 12/15/31 (e)	22,066,862	22,612,900
Series 2410 Class PF, 6.3% 2/15/32 (e)	21,341,489	21,912,854
Series 2412 Class GF, 6.27% 2/15/32 (e)	3,601,226	3,687,158
Series 2453 Class NF, 5.72% 2/15/17 (e)	15,001,566	15,076,939
Series 2474 Class FJ, 5.67% 7/15/17 (e)	2,837,373	2,851,139
Series 2526 Class FC, 5.72% 11/15/32 (e)	1,618,165	1,629,036
Series 2538 Class FB, 5.72% 12/15/32 (e)	4,496,439	4,527,418
Series 2551 Class FH, 5.77% 1/15/33 (e)	1,785,436	1,797,523
Series 2553 Class FB, 5.82% 3/15/29 (e)	18,649,316	18,742,268
Series 2554 Class FJ, 5.77% 3/15/28 (e)	7,756,115	7,805,875
Series 2577 Class FW, 5.82% 1/15/30 (e)	12,588,571	12,659,299
Series 2650 Class FV, 5.72% 12/15/32 (e)	20,288,767	20,435,933
Series 2732 Class JF, 5.82% 11/15/33 (e)	3,876,987	3,892,157
Series 2861:
Class GF, 5.62% 1/15/21 (e)	3,050,749	3,059,185
Class JF, 5.62% 4/15/17 (e)	5,049,699	5,069,416
Series 2994 Class FB, 5.47% 6/15/20 (e)	4,267,293	4,263,229
Series 3066 Class HF, 0% 1/15/34 (e)	347,843	335,077
Series 3071 Class TF, 5.62% 4/15/35 (e)	46,806,146	46,926,882
Series 3094 Class UF, 0% 9/15/34 (e)	1,085,448	1,037,292
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	4,305,232	4,314,658
Series 2776 Class UJ, 4.5% 5/15/20 (f)	2,317,721	29,719
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2828 Class JA, 4.5% 1/15/10	$ 1,133,199	$ 1,130,639
Series 3013 Class AF, 5.57% 5/15/35 (e)	72,338,317	72,435,062
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 5.67% 5/16/23 (e)	1,876,806	1,884,826
Series 2001-50 Class FV, 5.52% 9/16/27 (e)	5,977,310	5,984,167
Series 2002-24 Class FX, 5.87% 4/16/32 (e)	1,561,780	1,578,041
Series 2002-31 Class FW, 5.72% 6/16/31 (e)	2,137,294	2,152,349
TOTAL U.S. GOVERNMENT AGENCY		570,934,318
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,455,005,749)		2,452,359,037
Commercial Mortgage Securities - 8.9%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class A1, 5.39% 10/15/19 (a)(e)	10,146,753	10,146,703
Class A2, 5.43% 10/15/19 (a)(e)	2,500,000	2,499,986
Class B, 5.46% 10/15/19 (a)(e)	2,445,000	2,444,986
Class C, 5.5% 10/15/19 (a)(e)	5,500,000	5,499,968
Class D, 5.53% 10/15/19 (a)(e)	6,720,000	6,719,961
Class E, 5.56% 10/15/19 (a)(e)	6,490,000	6,489,962
Class F, 5.63% 10/15/19 (a)(e)	7,715,000	7,714,954
Class G, 5.65% 10/15/19 (a)(e)	7,300,000	7,299,955
Class JCA, 5.92% 10/15/19 (a)(e)	2,664,294	2,646,484
Class JCP, 5.82% 10/15/19 (a)(e)	1,397,628	1,392,941
Class KCA, 5.97% 10/15/19 (a)(e)	1,825,363	1,819,247
Class KCP, 5.87% 10/15/19 (a)(e)	2,281,583	2,266,326
Class LCA, 6.07% 10/15/19 (a)(e)	2,124,100	2,116,988
Class LCP, 5.97% 10/15/19 (a)(e)	8,440,770	8,412,488
Banc of America Large Loan, Inc.:
floater:
Series 2005-BBA6:
Class C, 5.57% 1/15/19 (a)(e)	1,052,339	1,052,403
Class D, 5.62% 1/15/19 (a)(e)	2,800,000	2,800,249
Class E, 5.66% 1/15/19 (a)(e)	1,750,000	1,750,291
Class F, 5.71% 1/15/19 (a)(e)	1,170,000	1,170,393
Class G, 5.74% 1/15/19 (a)(e)	915,000	915,904
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(e)	$ 6,395,000	$ 6,397,371
Class G, 6.2% 7/14/20 (a)(e)	4,355,000	4,353,876
Class H, 6.42% 7/14/20 (a)(e)	10,365,000	10,342,847
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(e)	6,455,500	6,459,543
Class C, 5.63% 3/15/22 (a)(e)	1,660,000	1,661,123
Class D, 5.68% 3/15/22 (a)(e)	1,680,000	1,681,201
Class E, 5.72% 3/15/22 (a)(e)	3,205,000	3,207,383
Class F, 5.79% 3/15/22 (a)(e)	1,635,000	1,636,215
Class G, 5.85% 3/15/22 (a)(e)	1,060,000	1,060,787
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(e)	3,495,000	3,489,387
Class J, 6.09% 2/9/21 (a)(e)	2,525,000	2,533,046
Class K, 6.32% 2/9/21 (a)(e)	6,990,000	6,971,424
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(e)(f)	334,645,000	826,339
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(e)	7,442,985	7,421,683
Class B, 6.28% 7/14/11 (a)(e)	3,700,812	3,685,187
Class C, 6.43% 7/14/11 (a)(e)	7,411,773	7,382,342
Class D, 7.06% 7/14/11 (a)(e)	4,320,039	4,320,381
Bayview Commercial Asset Trust:
floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(e)	3,296,629	3,297,310
Series 2003-2:
Class A, 5.9% 12/25/33 (a)(e)	7,527,877	7,541,196
Class M1, 6.17% 12/25/33 (a)(e)	1,225,041	1,227,632
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(e)	4,021,923	4,028,836
Class B, 7.22% 4/25/34 (a)(e)	417,862	420,147
Class M1, 5.88% 4/25/34 (a)(e)	365,629	366,315
Class M2, 6.52% 4/25/34 (a)(e)	313,397	315,013
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(e)	4,375,496	4,387,802
Class M1, 5.9% 8/25/34 (a)(e)	1,410,849	1,415,037
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(e)	4,606,156	4,616,952
Class A2, 5.74% 1/25/35 (a)(e)	640,189	641,789
Class M1, 5.82% 1/25/35 (a)(e)	767,693	769,372
Class M2, 6.32% 1/25/35 (a)(e)	500,669	502,547
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(e)	$ 1,094,348	$ 1,093,277
Class M2, 5.8% 8/25/35 (a)(e)	1,801,465	1,806,759
Class M3, 5.82% 8/25/35 (a)(e)	997,540	1,000,469
Class M4, 5.93% 8/25/35 (a)(e)	917,568	926,108
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(e)	7,870,488	7,885,769
Class M1, 5.76% 11/25/35 (a)(e)	765,364	769,941
Class M2, 5.81% 11/25/35 (a)(e)	1,075,761	1,084,876
Class M3, 5.83% 11/25/35 (a)(e)	960,956	969,092
Class M4, 5.92% 11/25/35 (a)(e)	1,199,069	1,202,028
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(e)	8,328,590	8,357,220
Class B1, 6.72% 1/25/36 (a)(e)	696,162	699,751
Class M1, 5.77% 1/25/36 (a)(e)	2,715,845	2,723,907
Class M2, 5.79% 1/25/36 (a)(e)	814,753	816,154
Class M3, 5.82% 1/25/36 (a)(e)	1,146,992	1,146,275
Class M4, 5.93% 1/25/36 (a)(e)	633,697	633,895
Class M5, 5.97% 1/25/36 (a)(e)	633,697	632,806
Class M6, 6.02% 1/25/36 (a)(e)	633,697	631,321
Series 2006-1:
Class A2, 5.68% 4/25/36 (a)(e)	2,955,536	2,955,536
Class M1, 5.7% 4/25/36 (a)(e)	903,080	903,080
Class M2, 5.72% 4/25/36 (a)(e)	954,164	954,164
Class M3, 5.74% 4/25/36 (a)(e)	820,982	820,982
Class M4, 5.84% 4/25/36 (a)(e)	465,223	465,223
Class M5, 5.88% 4/25/36 (a)(e)	451,540	451,540
Class M6, 5.96% 4/25/36 (a)(e)	994,301	994,301
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(e)	26,421,911	26,421,911
Class A2, 5.6% 7/25/36 (a)(e)	2,200,320	2,200,320
Class B1, 6.19% 7/25/36 (a)(e)	790,669	790,669
Class B3, 8.02% 7/25/36 (a)(e)	1,319,288	1,319,288
Class M1, 5.63% 7/25/36 (a)(e)	2,308,755	2,308,755
Class M2, 5.65% 7/25/36 (a)(e)	1,626,520	1,626,520
Class M3, 5.67% 7/25/36 (a)(e)	1,274,107	1,274,107
Class M4, 5.74% 7/25/36 (a)(e)	858,441	858,441
Class M5, 5.79% 7/25/36 (a)(e)	1,057,238	1,057,238
Class M6, 5.86% 7/25/36 (a)(e)	1,671,701	1,671,701
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(e)	$ 14,547,065	$ 14,560,703
Class B1, 6.12% 10/25/36 (a)(e)	1,416,171	1,398,027
Class B2, 6.67% 10/25/36 (a)(e)	924,846	906,061
Class B3, 7.92% 10/25/36 (a)(e)	1,657,017	1,592,548
Class M4, 5.75% 10/25/36 (a)(e)	1,416,171	1,404,444
Class M5, 5.8% 10/25/36 (a)(e)	1,798,634	1,779,523
Class M6, 5.88% 10/25/36 (a)(e)	3,516,343	3,470,741
Series 2006-4A:
Class A1, 5.55% 12/25/36 (a)(e)	14,760,515	14,726,477
Class A2, 5.59% 12/25/36 (a)(e)	16,772,868	16,734,230
Class B1, 6.02% 12/25/36 (a)(e)	1,084,326	1,084,326
Class B2, 6.57% 12/25/36 (a)(e)	1,015,945	983,037
Class B3, 7.77% 12/25/36 (a)(e)	1,880,476	1,880,476
Class M1, 5.61% 12/25/36 (a)(e)	2,378,680	2,364,155
Class M2, 5.63% 12/25/36 (a)(e)	1,509,265	1,509,265
Class M3, 5.66% 12/25/36 (a)(e)	1,528,802	1,528,802
Class M4, 5.72% 12/25/36 (a)(e)	1,831,632	1,831,632
Class M5, 5.76% 12/25/36 (a)(e)	1,680,217	1,680,217
Class M6, 5.84% 12/25/36 (a)(e)	1,509,265	1,491,608
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(e)	5,822,790	5,822,790
Class B1, 5.99% 3/25/37 (a)(e)	1,858,547	1,826,023
Class B2, 6.47% 3/25/37 (a)(e)	1,344,481	1,320,953
Class B3, 8.67% 3/25/37 (a)(e)	3,840,669	3,800,462
Class M1, 5.59% 3/25/37 (a)(e)	1,566,914	1,561,038
Class M2, 5.61% 3/25/37 (a)(e)	1,176,421	1,169,620
Class M3, 5.64% 3/27/37 (a)(e)	1,042,961	1,033,021
Class M4, 5.69% 3/25/37 (a)(e)	785,928	777,332
Class M5, 5.74% 3/25/37 (a)(e)	1,304,938	1,287,810
Class M6, 5.82% 3/25/37 (a)(e)	1,828,890	1,800,599
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7:
Class G, 5.76% 3/15/19 (a)(e)	1,665,000	1,663,372
Class H, 5.97% 3/15/19 (a)(e)	2,135,000	2,125,022
Class J, 6.17% 3/15/19 (a)(e)	2,800,000	2,773,966
Class X1A, 1.765% 3/15/19 (a)(e)(f)	306,405,000	3,111,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(b)(e)	$ 2,770,000	$ 2,770,000
Class E, 5.62% 3/15/22 (a)(b)(e)	14,385,000	14,385,000
Class F, 5.67% 5/15/22 (a)(b)(e)	8,820,000	8,820,000
Class G, 5.72% 3/15/22 (a)(b)(e)	2,268,750	2,268,750
Class H, 5.87% 3/15/22 (a)(b)(e)	2,770,000	2,770,000
Class J, 6.02% 3/15/22 (a)(b)(e)	2,770,000	2,770,000
Class MS-6, 5.97% 3/15/22 (a)(b)(e)	5,510,000	5,510,000
Class MS5, 6.22% 3/15/22 (a)(b)(e)	9,920,000	9,920,000
Class X-1M, 1.12% 3/15/22 (a)(b)(f)	461,920,000	5,894,977
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class B, 5.46% 11/15/36 (a)(e)	3,055,000	3,055,188
Class C, 5.49% 11/15/36 (a)(e)	3,055,000	3,055,024
Class D, 5.53% 11/15/36 (a)(e)	2,445,000	2,445,019
Class E, 5.56% 11/15/36 (a)(e)	1,835,000	1,835,014
Class F, 5.63% 8/16/21 (a)(e)	3,055,000	3,055,023
Class G, 5.65% 11/15/36 (a)(e)	3,055,000	3,055,024
Class H, 5.69% 11/15/36 (a)(e)	2,445,000	2,442,975
Series 2006-FL2:
Class A1, 5.39% 11/15/36 (a)(e)	7,909,266	7,909,318
Class A2, 5.43% 11/15/36 (a)(e)	14,180,000	14,180,111
Class CNP-1, 6.12% 8/16/21 (a)(e)	3,235,000	3,235,000
Commercial Mortgage pass thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(e)	10,530,000	10,532,238
Class C, 5.59% 4/15/17 (a)(e)	3,006,000	3,006,246
Class D, 5.63% 4/15/17 (a)(e)	2,440,000	2,441,474
Class E, 5.69% 4/15/17 (a)(e)	1,821,000	1,821,703
Class F, 5.73% 4/15/17 (a)(e)	1,035,000	1,035,174
Class G, 5.87% 4/15/17 (a)(e)	1,035,000	1,035,174
Class H, 5.94% 4/15/17 (a)(e)	1,035,000	1,034,904
Class J, 6.17% 4/15/17 (a)(e)	335,000	334,823
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(e)	2,325,028	2,325,574
Class C, 5.62% 11/15/17 (a)(e)	4,797,308	4,798,863
Class D, 5.66% 11/15/17 (a)(e)	825,385	825,628
Class E, 5.71% 11/15/17 (a)(e)	1,267,140	1,267,475
Class F, 5.77% 11/15/17 (a)(e)	1,150,889	1,151,227
Class G, 5.82% 11/15/17 (a)(e)	1,844,522	1,845,119
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2006-CN2A:
Class A2FL, 5.54% 2/5/19 (a)(e)	$ 5,000,000	$ 5,008,739
Class AJFL, 5.58% 2/5/19 (e)	8,865,000	8,892,966
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class AJ, 5.45% 12/15/20 (a)(e)	33,605,000	33,604,798
Class CA1, 5.87% 12/15/20 (a)(e)	1,378,421	1,378,421
Class CA2, 5.92% 12/15/20 (a)(e)	2,146,995	2,146,995
Class CA3, 5.97% 12/15/20 (a)(e)	2,447,741	2,447,741
Class CA4, 6.07% 12/15/20 (a)(e)	2,702,540	2,702,540
Class CN1, 5.82% 12/15/20 (a)(e)	5,226,966	5,226,966
Class CN2, 5.87% 12/15/20 (a)(e)	2,814,799	2,814,799
Class CN3, 5.97% 12/15/20 (a)(e)	2,713,234	2,713,234
Commercial Mortgage Trust Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(e)	30,649,000	30,648,850
Class B, 5.51% 11/5/21 (a)(e)	11,265,000	11,264,939
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(e)	17,835,000	17,835,043
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(e)	17,956,908	17,962,530
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	16,910,000	16,910,000
Class SHDC, 6.32% 7/15/19 (a)(e)	8,080,000	8,004,113
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)(e)	54,990,000	54,989,670
Class SHDD, 6.67% 7/15/19 (a)(e)	4,545,000	4,545,000
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(e)	11,225,000	11,225,000
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(e)	12,085,000	12,085,000
5.59% 2/15/22 (a)(e)	4,315,000	4,315,000
Class F, 5.64% 2/15/22 (a)(e)	8,630,000	8,630,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 5.49% 11/15/36 (a)(e)	8,960,000	8,963,723
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(e)	$ 2,700,000	$ 2,700,541
Class E, 5.65% 4/15/21 (a)(e)	2,700,000	2,700,957
Class G, 5.74% 4/15/21 (a)(e)	2,700,000	2,700,124
Class H, 6.05% 4/15/21 (a)(e)	2,700,000	2,698,323
Class J, 6.12% 4/15/21 (a)(e)	1,800,000	1,795,751
Class K, 6.52% 4/15/21 (a)(e)	8,995,000	8,950,900
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(e)	1,495,000	1,495,000
6.57% 10/5/20 (a)(e)	1,775,000	1,775,000
Class M-AON, 6.82% 10/5/20 (a)(e)	1,770,000	1,770,000
Class N-AON, 7.17% 10/5/20 (a)(e)	4,545,144	4,545,144
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class A2, 5.46% 6/6/20 (a)(e)	22,040,000	22,044,137
Class C, 5.56% 6/6/20 (a)(e)	1,310,000	1,310,258
Class D, 5.6% 6/6/20 (a)(e)	3,595,000	3,595,806
Class E, 5.6% 6/6/20 (a)(e)	7,163,000	7,158,215
Class F, 5.76% 6/6/20 (a)(e)	5,168,000	5,147,071
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 5.72% 10/3/15 (a)(e)	32,100,000	32,307,244
Class B, 5.82% 10/3/15 (a)(e)	4,375,000	4,415,968
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(e)	25,413,000	25,412,840
Class B, 5.49% 11/15/18 (a)(e)	8,761,783	8,761,732
Class C, 5.53% 11/15/18 (a)(e)	6,223,785	6,223,748
Class D, 5.55% 11/15/18 (a)(e)	2,186,735	2,186,722
Class E, 5.6% 11/15/18 (a)(e)	3,285,050	3,285,030
Class F, 5.65% 11/15/18 (a)(e)	4,927,575	4,927,545
Class G, 5.68% 11/15/18 (a)(e)	4,284,418	4,280,702
Class H, 5.82% 11/15/18 (a)(e)	3,285,050	3,279,117
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	14,650,000	14,318,233
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2005-LLFA Class FAIR, 6.97% 7/15/18 (a)(e)	1,915,359	1,906,969
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2006-LLFA:
Class D, 5.55% 9/15/21 (a)(e)	$ 3,262,929	$ 3,264,400
Class E, 5.61% 9/15/21 (a)(e)	11,769,509	11,774,810
Class F, 5.66% 9/15/21 (a)(e)	7,712,378	7,718,500
Class FRT1, 6.27% 9/15/21 (a)(e)	164,031	164,031
Class FRT2, 6.37% 9/15/21 (a)(e)	135,912	135,912
Class FRT3, 6.52% 9/15/21 (a)(e)	351,964	351,964
Class G, 5.68% 9/15/21 (a)(e)	13,731,094	13,740,416
Class H, 5.72% 9/15/21 (a)(e)	4,081,053	4,080,086
ML-CFC Commercial Mortgage Trust Series 2006-4 Class A2FL, 5.44% 12/12/49 (e)	19,160,000	19,159,776
Morgan Stanley Capital I Trust floater Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(e)	20,205,000	20,205,000
Class B, 5.45% 10/15/20 (a)(e)	7,215,000	7,215,000
Class C, 5.48% 10/15/20 (a)(e)	5,410,000	5,410,000
Class D, 5.51% 10/15/20 (a)(e)	4,325,000	4,325,000
Class E, 5.57% 10/15/20 (a)(e)	5,410,000	5,410,000
Class F, 5.62% 10/15/20 (a)(e)	3,250,000	3,250,000
Class G, 5.66% 10/15/20 (a)(e)	4,013,000	4,013,000
Class H, 5.75% 10/15/20 (a)(e)	2,525,000	2,525,000
Class J, 5.9% 10/15/20 (a)(e)	2,885,000	2,885,000
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(e)	6,705,000	6,705,569
Class C, 5.56% 8/15/19 (a)(e)	525,000	525,155
Class D, 5.58% 8/15/19 (a)(e)	1,915,000	1,915,500
Class E, 5.6% 8/15/19 (a)(e)	1,745,000	1,745,390
Class F, 5.64% 8/15/19 (a)(e)	1,220,000	1,220,499
Class G, 5.69% 8/15/19 (a)(e)	870,000	870,412
Class H, 5.71% 8/15/19 (a)(e)	695,000	695,359
Class J, 5.78% 8/15/19 (a)(e)	525,000	525,043
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(e)	5,095,000	5,095,000
Class D, 5.57% 7/15/19 (a)(e)	11,115,000	11,119,677
Class E, 5.61% 7/15/19 (a)(e)	25,995,000	26,005,934
Class F, 5.64% 7/15/19 (a)(e)	4,796,000	4,798,016
Class G, 5.68% 7/15/19 (a)(e)	3,535,000	3,536,234
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(e)	4,332,307	4,340,430
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(e)	$ 494,872	$ 494,943
Class B, 5.62% 10/15/17 (a)(e)	1,540,000	1,540,249
Class D, 5.75% 10/15/17 (a)(e)	3,090,000	3,090,652
Series 2006-WL7A:
Class E, 5.82% 9/15/21 (a)(e)	9,585,000	9,586,875
Class F, 5.87% 8/11/18 (a)(e)	11,680,000	11,682,282
Class G, 6.17% 8/11/18 (a)(e)	11,065,000	11,066,417
Class J, 6.52% 8/11/18 (a)(e)	2,460,000	2,454,862
Class X1A, 0.589% 9/15/21 (a)(e)(f)	908,482,376	3,116,095
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(f)	181,847,855	153,261
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,176,165,305)		1,175,326,855
Certificates of Deposit - 0.5%

Natexis Banques Populaires NY CD yankee 5.4% 12/18/07 (Cost $70,000,000)	70,000,000	70,056,707
Commercial Paper - 0.4%

Sprint Nextel Corp.:
5.52% 4/12/07	29,000,000	28,954,737
5.61% 11/9/07 (e)	28,000,000	27,999,944
TOTAL COMMERCIAL PAPER (Cost $56,951,087)		56,954,681
Cash Equivalents - 9.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 905,407	905,000
With:
Banc of America Securities LLC at 5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $278,250,000, 0% - 7.8%, 5/15/08 - 12/12/49)	265,121,017	265,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at 5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $535,500,001, 2.16% - 6.85%, 3/10/08 - 5/25/16)	$ 525,239,750	$ 525,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $529,240,155, 4.5% - 9%, 8/20/20 - 2/15/47)	505,230,511	505,000,000
TOTAL CASH EQUIVALENTS (Cost $1,295,905,000)		1,295,905,000
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $12,680,599,397)		12,656,949,345
NET OTHER ASSETS - 3.7%		489,579,499
NET ASSETS - 100%		$ 13,146,528,844
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
404 Eurodollar 90 Day Index Contracts	June 2007	$ 398,682,350	$ (163,216)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	Sept. 2007	23,695,500	37,703
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,763,750	12,870
13 Eurodollar 90 Day Index Contracts	June 2008	12,848,713	10,136
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,875	980
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			91,799
			$ (71,417)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35

	Nov. 2035	$ 7,900,000	$ (217,483)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	20,000,000	(2,802,878)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	5,300,000	(877,952)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,000,000	(211,292)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	6,900,000	(164,287)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	6,900,000	(269,691)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34

	Oct. 2034	$ 9,900,000	$ (167,740)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,000,000	(77,775)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,000,000	(74,292)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	5,500,000	(650,021)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	4,100,000	(917,593)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	7,900,000	(1,177,758)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	20,000,000	(2,518,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 7,900,000	$ (597,848)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	20,000,000	(2,905,722)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	20,000,000	(2,990,244)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	2,700,000	(194,657)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	10,555,000	$ 1,906
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	14,702
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	54,646
TOTAL CREDIT DEFAULT SWAPS		188,745,000	(16,743,979)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	April 2008	$ 86,000,000	$ (92,116)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	65,225,000	(27,786)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	85,500,000	(35,711)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	71,000,000	(29,063)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 30,000,000	$ (14,078)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	35,000,000	(14,327)
Receive monthly a return equal to Lehman Brothers ABS Floating Home Equity Index AA and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	105,000,000	24,371
Receive monthly a return equal to Lehman Brothers ABS Floating Home Equity Index AA and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	110,000,000	(597,636)
Receive monthly a return equal to Lehman Brothers ABS Floating Home Equity Index AA and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	85,500,000	(222,978)
TOTAL TOTAL RETURN SWAPS		673,225,000	(1,009,324)
		$ 861,970,000	$ (17,753,303)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,726,800,962 or 20.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $548,862.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,864,384.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$905,000 due 4/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 50,553
BNP Paribas Securities Corp.	50,553
Banc of America Securities LLC	185,121
Bank of America, NA	50,553
Barclays Capital, Inc.	227,487
Bear Stearns & Co., Inc.	12,638
Citigroup Global Markets, Inc.	12,638
Countrywide Securities Corp.	126,382
UBS Securities LLC	161,271
WestLB AG	27,804
$ 905,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
United Kingdom	12.4%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $4,021,300 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $1,295,905,000) - See accompanying schedule: Unaffiliated issuers (cost $12,680,599,397)		$ 12,656,949,345
Cash		782
Receivable for investments sold		669,979,337
Receivable for swap agreements		337,373
Interest receivable		46,893,825
Receivable for daily variation on futures contracts		2,925
Other receivables		24,914
Total assets		13,374,188,501

Liabilities
Payable for investments purchased Regular delivery	$ 28,430,735
Delayed delivery	117,900,533
Distributions payable	63,485,847
Swap agreements, at value	17,753,303
Other payables and accrued expenses	89,239
Total liabilities		227,659,657

Net Assets		$ 13,146,528,844
Net Assets consist of:
Paid in capital		$ 13,192,836,974
Undistributed net investment income		678,944
Accumulated undistributed net realized gain (loss) on investments		(5,512,302)
Net unrealized appreciation (depreciation) on investments		(41,474,772)
Net Assets, for 132,611,009 shares outstanding		$ 13,146,528,844
Net Asset Value, offering price and redemption price per share ($13,146,528,844 ÷ 132,611,009 shares)		$ 99.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Interest (including $276,754 from affiliated interfund lending)		$ 340,521,009

Expenses
Custodian fees and expenses	$ 87,934
Independent trustees' compensation	17,787
Audit	61,326
Legal	8,938
Insurance	38,780
Miscellaneous	2,036
Total expenses before reductions	216,801
Expense reductions	(68,834)	147,967
Net investment income		340,373,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,379,262)
Futures contracts	128,851
Swap agreements	1,149,402
Total net realized gain (loss)		(1,101,009)
Change in net unrealized appreciation (depreciation) on: Investment securities	(27,098,559)
Futures contracts	(383,756)
Swap agreements	(17,764,740)
Total change in net unrealized appreciation (depreciation)		(45,247,055)
Net gain (loss)		(46,348,064)
Net increase (decrease) in net assets resulting from operations		$ 294,024,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 340,373,042	$ 372,834,059
Net realized gain (loss)	(1,101,009)	2,565,009
Change in net unrealized appreciation (depreciation)	(45,247,055)	(1,779,496)
Net increase (decrease) in net assets resulting from operations	294,024,978	373,619,572
Distributions to shareholders from net investment income	(340,451,615)	(372,786,549)
Distributions to shareholders from net realized gain	(1,637,496)	-
Total distributions	(342,089,111)	(372,786,549)
Affiliated share transactions Proceeds from sales of shares	6,357,840,650	4,705,265,575
Cost of shares redeemed	(1,719,947,981)	(2,809,950,462)
Net increase (decrease) in net assets resulting from share transactions	4,637,892,669	1,895,315,113
Total increase (decrease) in net assets	4,589,828,536	1,896,148,136

Net Assets
Beginning of period	8,556,700,308	6,660,552,172
End of period (including undistributed net investment income of $678,944 and undistributed net investment income of $757,517, respectively)	$ 13,146,528,844	$ 8,556,700,308
Other Information Shares
Sold	63,911,982	47,302,203
Redeemed	(17,303,128)	(28,248,537)
Net increase (decrease)	46,608,854	19,053,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2007	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 99.49	$ 99.49	$ 99.52	$ 99.49	$ 99.15	$ 100.00
Income from Investment Operations
Net investment income D	2.772	4.999	3.167	1.764	1.917	3.022
Net realized and unrealized gain (loss)	(.327)	(.015)	(.059)	- G	.450	(.743)
Total from investment operations	2.445	4.984	3.108	1.764	2.367	2.279
Distributions from net investment income	(2.781)	(4.984)	(3.138)	(1.734)	(2.027)	(3.129)
Distributions from net realized gain	(.014)	-	-	-	-	-
Total distributions	(2.795)	(4.984)	(3.138)	(1.734)	(2.027)	(3.129)
Net asset value, end of period	$ 99.14	$ 99.49	$ 99.49	$ 99.52	$ 99.49	$ 99.15
Total Return B, C	2.48%	5.13%	3.17%	1.79%	2.36%	2.39%
Ratios to Average Net Assets F
Expenses before reductions E	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions E	-% A	-%	-%	-%	-%	-%
Net investment income	5.61% A	5.03%	3.18%	1.77%	1.94%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,146,529	$ 8,556,700	$ 6,660,552	$ 5,495,704	$ 4,987,445	$ 2,232,319
Portfolio turnover rate	39% A	41%	49%	50%	58%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

H Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Ultra-Short Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,429,698
Unrealized depreciation	(32,915,054)
Net unrealized appreciation (depreciation)	$ (22,485,356)
Cost for federal income tax purposes	$ 12,679,434,701

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Futures Contracts - continued

excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,716,472,235 and $1,609,291,997, respectively.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Semiannual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments - continued

Management Fee and Expense Contract - continued

Effective April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 13,003,514	5.40%

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68,834.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, and each of the five years in the period ended September 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended September 30, 2006 and its financial highlights for the six months ended March 31, 2007 and each of the years in the five year period ended September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Semiannual Report

May 21, 2007

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007